Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Brazil (1.8%)
Itau Unibanco Holding SA (Preference) ADR	372,299	$1,813
Vale SA	89,697	1,421
		3,234
Canada (5.5%)
Agnico Eagle Mines Ltd.	36,511	1,861
Cameco Corp.	11,173	293
Canadian National Railway Co. (a)	27,062	3,193
First Quantum Minerals Ltd. (a)	110,884	2,549
Teck Resources Ltd., Class B	47,789	1,744
		9,640
China (8.0%)
Alibaba Group Holding Ltd. ADR (b)	79,831	8,157
China Resources Beer Holdings Co. Ltd. (c)	130,000	1,044
JD.com, Inc., Class A (c)	2,469	54
Meituan, Class B (b)(c)	5,010	91
Tencent Holdings Ltd. (c)	49,800	2,434
Tencent Holdings Ltd. ADR	50,084	2,448
		14,228
Denmark (2.3%)
Novo Nordisk AS Series B	25,713	4,084

France (9.5%)
Air Liquide SA	7,756	1,298
Airbus SE	24,825	3,316
Hermes International	340	689
Kering SA	1,565	1,021
L’Oreal SA	3,130	1,399
Legrand SA	5,410	494
LVMH Moet Hennessy Louis Vuitton SE	1,793	1,646
Pernod Ricard SA	5,534	1,253
Sanofi	20,836	2,260
Technip Energies NV	86,029	1,835
TotalEnergies SE (a)	25,517	1,505
		16,716
Germany (9.6%)
Bayer AG (Registered)	133,417	8,523
CTS Eventim AG & Co. KGaA (b)	9,903	619
Infineon Technologies AG	42,430	1,743
Jungheinrich AG (Preference)	27,185	951
KION Group AG	37,120	1,439
Rheinmetall AG	4,386	1,299
Siemens Healthineers AG	43,179	2,489
		17,063
India (4.3%)
Apollo Hospitals Enterprise Ltd.	18,656	981
HDFC Bank Ltd. ADR	39,203	2,614
ICICI Bank Ltd.	107,392	1,148
ICICI Prudential Life Insurance Co. Ltd.	118,294	628
Reliance Industries Ltd.	41,078	1,168
State Bank of India	158,745	1,015
		7,554

Morgan Stanley Institutional Fund, Inc.
Active International Allocation Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Ireland (1.1%)
Ryanair Holdings PLC ADR (b)	20,931	1,974

Japan (9.3%)
FANUC Corp.	21,750	785
Hoya Corp.	6,200	685
Keyence Corp.	5,600	2,745
Nikon Corp. (a)	375,600	3,856
Shimano, Inc.	3,650	633
Shiseido Co. Ltd.	7,600	356
SMC Corp.	1,805	957
Sony Group Corp.	30,493	2,777
Sony Group Corp. ADR	22,101	2,004
Tokyo Electron Ltd.	10,200	1,246
Unicharm Corp.	11,100	456
		16,500
Korea, Republic of (2.8%)
Samsung Electronics Co. Ltd.	99,331	4,912

Netherlands (3.7%)
Akzo Nobel NV	11,091	867
ASML Holding NV	4,026	2,744
Universal Music Group NV	70,366	1,782
Wolters Kluwer NV	8,625	1,089
		6,482
Norway (0.6%)
Adevinta ASA (b)	156,228	1,109

Singapore (3.5%)
Sea Ltd. ADR (b)	70,911	6,137

South Africa (1.8%)
Anglo American PLC	29,940	996
Impala Platinum Holdings Ltd. (a)	53,869	496
Sibanye Stillwater Ltd. (a)	191,769	396
Sibanye Stillwater Ltd. ADR (a)	153,300	1,275
Thungela Resources Ltd. (a)	6,818	77
		3,240
Spain (0.7%)
Amadeus IT Group SA (b)	18,896	1,268

Sweden (0.2%)
Atlas Copco AB, Class A	24,260	307

Switzerland (2.2%)
Nestle SA (Registered)	31,663	3,861

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	3,522
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,069	2,053
		5,575

Morgan Stanley Institutional Fund, Inc.
Active International Allocation Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

United Kingdom (16.0%)
AstraZeneca PLC	35,149	4,870
Diageo PLC	63,527	2,835
Experian PLC	61,841	2,036
Glencore PLC	1,167,847	6,720
Shell PLC	174,951	4,986
Unilever PLC	38,099	1,972
Unilever PLC ADR	33,864	1,759
Unilever PLC CVA	59,997	3,109
		28,287
United States (12.8%)
Despegar.com Corp. (b)	504,560	3,098
Estee Lauder Cos., Inc., Class A	3,834	945
Farfetch Ltd., Class A (a)(b)	222,194	1,091
Linde PLC	11,745	4,128
Medtronic PLC	22,860	1,843
MercadoLibre, Inc. (b)	2,084	2,747
Newmont Corp. (NYSE)	67,941	3,330
Newmont Corp. (TSX)	23,513	1,152
Schlumberger NV	45,349	2,227
Vertex Pharmaceuticals, Inc. (b)	6,361	2,004
		22,565
Total Common Stocks (Cost $138,573)		174,736

Preferred Stock (0.7%)
United States (0.7%)
Neurogenesis Ltd., Series A (b)(d) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,250

Investment Company (0.4%)
United States (0.4%)
Morgan Stanley China A Share Fund, Inc. (e) (Cost $1,067)	46,002	661

Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	2,928,395	2,928

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $333; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $339)	$333	333
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $333; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $339)	333	333
		666
Total Short-Term Investments (Cost $3,594)		3,594
Total Investments (102.0%) (Cost $144,484) Including $8,550 of Securities Loaned (g)(h)(i)(j)		180,241
Liabilities in Excess of Other Assets (-2.0%)		(3,483)
Net Assets (100.0%)		$176,758

Morgan Stanley Institutional Fund, Inc.
Active International Allocation Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $8,550,000 and $8,902,000 respectively. The Fund received cash collateral of approximately $3,594,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $5,308,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	At March 31, 2023, the Fund held a fair valued security valued at approximately $1,250,000, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Morgan Stanley China A Share Fund, Inc.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)	The approximate fair value and percentage of net assets, $112,297,000 and 63.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(i)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,355,000 and the aggregate gross unrealized depreciation is approximately $14,638,000, resulting in net unrealized appreciation of approximately $35,717,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.
Active International Allocation Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Barclays Bank PLC	EUR	1,479	$1,595	6/15/23	$(16)
Citibank NA	EUR	1,593	$1,718	6/15/23	(17)
Goldman Sachs International	EUR	633	$683	6/15/23	(7)
					$(40)

EUR	—	Euro
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	58.4%
Metals & Mining	12.4
Pharmaceuticals	11.2
Semiconductors & Semiconductor Equipment	6.4
Broadline Retail	6.2
Personal Care Products	5.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with total unrealized depreciation of approximately $40,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
Broadline Retail (7.8%)
Amazon.com, Inc. (a)	117,636	$12,151
MercadoLibre, Inc. (a)	4,652	6,131
		18,282
Capital Markets (2.2%)
Intercontinental Exchange, Inc.	48,365	5,044

Chemicals (2.0%)
Sherwin-Williams Co.	21,294	4,786

Entertainment (5.7%)
ROBLOX Corp., Class A (a)	297,567	13,385

Financial Services (7.0%)
Adyen NV (Netherlands) (a)	6,980	11,122
Block, Inc., Class A (a)	75,574	5,188
		16,310
Ground Transportation (7.6%)
Uber Technologies, Inc. (a)	557,204	17,663

Health Care Technology (1.5%)
Veeva Systems, Inc., Class A (a)	18,888	3,471

Hotels, Restaurants & Leisure (7.9%)
Airbnb, Inc., Class A (a)	46,292	5,759
DoorDash, Inc., Class A (a)	199,564	12,684
		18,443
Information Technology Services (18.9%)
Cloudflare, Inc., Class A (a)	236,214	14,565
Shopify, Inc., Class A (Canada) (a)	295,788	14,180
Snowflake, Inc., Class A (a)	98,559	15,207
		43,952
Interactive Media & Services (5.7%)
Meta Platforms, Inc., Class A (a)	26,014	5,514
ZoomInfo Technologies, Inc., Class A (a)	312,399	7,719
		13,233
Life Sciences Tools & Services (3.9%)
Illumina, Inc. (a)	39,039	9,078

Media (6.2%)
Trade Desk, Inc., Class A (a)	237,985	14,496

Pharmaceuticals (5.2%)
Royalty Pharma PLC, Class A	337,762	12,170

Semiconductors & Semiconductor Equipment (5.2%)
ASML Holding NV (Netherlands)	16,419	11,177
NVIDIA Corp.	3,125	868
		12,045

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Software (4.0%)
Bill.Com Holdings, Inc. (a)	71,102	5,769
Datadog, Inc., Class A (a)	48,747	3,542
		9,311
Specialty Retail (6.1%)
Chewy, Inc., Class A (a)	215,620	8,060
Floor & Decor Holdings, Inc., Class A (a)	62,826	6,171
		14,231
Total Common Stocks (Cost $238,792)		225,900

Investment Company (1.3%)
Grayscale Bitcoin Trust (a) (Cost $5,494)	184,011	3,010

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $4,654)	4,653,708	4,654
Total Investments Excluding Purchased Options (100.2%) (Cost $248,940)		233,564
Total Purchased Options Outstanding (0.1%) (Cost $824)		259
Total Investments (100.3%) (Cost $249,764) (c)(d)(e)(f)		233,823
Liabilities in Excess of Other Assets (-0.3%)		(742)
Net Assets (100.0%)		$233,081

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.
(c)	Securities are available for collateral in connection with purchased options.
(d)	The approximate fair value and percentage of net assets, $11,122,000 and 4.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,189,000 and the aggregate gross unrealized depreciation is approximately $36,130,000, resulting in net unrealized depreciation of approximately $15,941,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct - 23	542,601	543	$	—@	$2	$(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan - 24	43,082,732	43,083		157	203	(46)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	61,815,155	61,815		40	307	(267)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	70,014,681	70,015		62	312	(250)
								$259	$824	$(565)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	18.8%
Other*	16.8
Hotels, Restaurants & Leisure	7.9
Broadline Retail	7.8
Ground Transportation	7.6
Financial Services	7.0
Media	6.2
Specialty Retail	6.1
Entertainment	5.7
Interactive Media & Services	5.7
Pharmaceuticals	5.2
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (105.0%)
Beverages (1.8%)
Coca-Cola Co.	291	$18

Capital Markets (6.0%)
Intercontinental Exchange, Inc.	407	42
Moody’s Corp.	55	17
		59
Electronic Equipment, Instruments & Components (4.9%)
Amphenol Corp., Class A	351	29
CDW Corp.	99	19
		48
Financial Services (7.8%)
PayPal Holdings, Inc. (a)	247	19
Visa, Inc., Class A	256	58
		77
Health Care Equipment & Supplies (11.0%)
Abbott Laboratories	285	29
Baxter International, Inc.	141	6
Becton Dickinson & Co.	138	34
Medtronic PLC	286	23
Steris PLC	87	16
		108
Household Products (3.2%)
Procter & Gamble Co.	211	31

Information Technology Services (5.9%)
Accenture PLC, Class A	202	58

Insurance (3.7%)
Aon PLC, Class A	99	31
Arthur J Gallagher & Co.	26	5
		36
Interactive Media & Services (3.6%)
Alphabet, Inc., Class A (a)	334	35

Life Sciences Tools & Services (13.6%)
Danaher Corp.	211	53
IQVIA Holdings, Inc. (a)	147	29
Thermo Fisher Scientific, Inc.	90	52
		134
Machinery (3.7%)
Otis Worldwide Corp.	425	36

Pharmaceuticals (2.0%)
Zoetis, Inc.	121	20

Professional Services (8.2%)
Automatic Data Processing, Inc.	149	33
Broadridge Financial Solutions, Inc.	180	27
Equifax, Inc.	105	21
		81

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Semiconductors & Semiconductor Equipment (3.4%)
Texas Instruments, Inc.	178	33

Software (19.8%)
Adobe, Inc. (a)	73	28
Constellation Software, Inc.	20	38
Microsoft Corp.	339	98
Roper Technologies, Inc.	71	31
		195
Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	166	20

Tobacco (4.4%)
Philip Morris International, Inc.	440	43
Total Common Stocks (Cost $1,032)		1,032

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $15)	15,010	15
Total Investments (106.5%) (Cost $1,047) (c)(d)		1,047
Liabilities in Excess of Other Assets (-6.5%)		(64)
Net Assets (100.0%)		$983

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,000 and the aggregate gross unrealized depreciation is approximately $31,000, resulting in net unrealized appreciation of approximately $0.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.0%
Software	18.6
Life Sciences Tools & Services	12.8
Health Care Equipment & Supplies	10.3
Professional Services	7.7
Financial Services	7.4
Capital Markets	5.6
Information Technology Services	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
China (50.0%)
360 DigiTech, Inc.	316,624	$6,143
Agora, Inc. ADR (a)	67,099	243
China East Education Holdings Ltd. (b)	1,590,000	939
China Resources Beer Holdings Co. Ltd. (b)	806,300	6,477
China Resources Mixc Lifestyle Services Ltd. (b)	492,600	2,590
Foshan Haitian Flavouring & Food Co. Ltd., Class A	760,038	8,465
Greentown Service Group Co. Ltd. (b)	2,242,000	1,414
Haidilao International Holding Ltd. (a)(b)	4,519,000	12,247
HUYA, Inc. ADR (a)	567,161	2,048
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	747,086	3,160
KE Holdings, Inc. ADR (a)	588,914	11,095
Kuaishou Technology (a)(b)	1,058,900	8,142
Kweichow Moutai Co. Ltd., Class A	37,094	9,799
Meituan, Class B (a)(b)	624,420	11,328
Shenzhou International Group Holdings Ltd. (b)	487,700	5,116
Tencent Holdings Ltd. (b)	190,700	9,319
Trip.com Group Ltd. ADR (a)	374,213	14,097
Tsingtao Brewery Co. Ltd. H Shares (b)	496,000	5,421
Weimob, Inc. (a)(b)(c)	4,380,000	2,711
Yihai International Holding Ltd. (a)(b)	456,000	1,340
		122,094
Hong Kong (3.7%)
AIA Group Ltd.	766,100	8,034
Super Hi International Holding Ltd. (a)(c)	437,299	1,099
		9,133
India (19.7%)
HDFC Bank Ltd.	964,588	18,972
ICICI Bank Ltd. ADR	659,085	14,223
IndusInd Bank Ltd.	731,817	9,547
Shree Cement Ltd.	12,845	4,102
Zomato Ltd. (a)	1,892,320	1,183
		48,027
Indonesia (0.8%)
Avia Avian Tbk PT	49,862,200	1,980

Korea, Republic of (10.1%)
Coupang, Inc. (a)	797,991	12,768
KakaoBank Corp. (c)	249,705	4,667
NAVER Corp.	46,416	7,273
		24,708
Singapore (4.4%)
Grab Holdings Ltd., Class A (a)	2,085,334	6,277
Sea Ltd. ADR (a)	52,574	4,550
		10,827
Taiwan (6.5%)
Nien Made Enterprise Co. Ltd.	411,000	4,426
Silergy Corp.	186,000	2,953
Taiwan Semiconductor Manufacturing Co. Ltd.	487,000	8,535
		15,914
Total Common Stocks (Cost $227,602)		232,683

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Short-Term Investments (5.4%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	1,330,481	1,330

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $151; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $154)	$151	151
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $152; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $154)	152	152
		303
Total Securities held as Collateral on Loaned Securities (Cost $1,633)		1,633

	Shares
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $11,520)	11,520,041	11,520
Total Short-Term Investments (Cost $13,153)		13,153
Total Investments (100.6%) (Cost $240,755) Including $4,542 of Securities Loaned (e)(f)(g)		245,836
Liabilities in Excess of Other Assets (-0.6%)		(1,576)
Net Assets (100.0%)		$244,260

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $4,542,000 and $5,166,000, respectively. The Fund received cash collateral of approximately $1,633,000, which was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,533,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(f)	The approximate fair value and percentage of net assets, $160,140,000 and 65.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,168,000 and the aggregate gross unrealized depreciation is approximately $47,087,000, resulting in net unrealized appreciation of approximately $5,081,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	28.5%
Banks	19.4
Hotels, Restaurants & Leisure	16.4
Interactive Media & Services	10.1
Beverages	8.9
Real Estate Management & Development	6.2
Food Products	5.3
Broadline Retail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Argentina (0.2%)
Globant SA (a)	92	$15

Brazil (0.2%)
B3 SA - Brasil Bolsa Balcao	592	1
NU Holdings Ltd., Class A (a)	3,134	15
Vale SA	238	4
		20
Canada (4.9%)
Brookfield Asset Management Ltd., Class A	104	3
Brookfield Corp.	419	13
Brookfield Infrastructure Partners LP	450	15
Canada Goose Holdings, Inc. (a)	749	14
Canadian National Railway Co.	99	12
Constellation Software, Inc.	41	77
FirstService Corp.	27	4
Lumine Group, Inc. (a)	84	1
Shopify, Inc., Class A (a)	4,896	235
Topicus.com, Inc. (a)	681	49
		423
China (1.5%)
360 DigiTech, Inc. ADR	188	4
Agora, Inc. ADR (a)	27	—	@
China East Education Holdings Ltd. (b)	1,000	1
China Resources Mixc Lifestyle Services Ltd. (b)	400	2
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,389	15
Greentown Service Group Co. Ltd. (b)	2,000	1
Haidilao International Holding Ltd. (a)(b)	3,000	8
HUYA, Inc. ADR (a)	409	1
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	1
KE Holdings, Inc. ADR (a)	420	8
Kuaishou Technology (a)(b)	900	7
Meituan, Class B (a)(b)	1,920	35
Shenzhou International Group Holdings Ltd. (b)	300	3
Tencent Holdings Ltd. (b)	200	10
Trip.com Group Ltd. ADR (a)	892	34
Weimob, Inc. (a)(b)	2,000	1
		131
Denmark (1.8%)
Chr Hansen Holding AS	131	10
DSV AS	706	137
Novo Nordisk AS Series B	30	5
		152
France (2.5%)
Christian Dior SE	9	8
EssilorLuxottica SA	61	11
Eurofins Scientific SE	904	61
Hermes International	47	95
L’Oreal SA	19	8
Pernod Ricard SA	67	15
Remy Cointreau SA	11	2
Safran SA	113	17
		217

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Germany (0.7%)
Adidas AG	250	44
HelloFresh SE (a)	456	11
Puma SE	135	9
		64
Hong Kong (0.2%)
AIA Group Ltd.	1,400	14
Super Hi International Holding Ltd. (a)	300	1
		15
India (2.5%)
HDFC Bank Ltd. ADR	2,348	156
ICICI Bank Ltd. ADR	2,069	45
IndusInd Bank Ltd.	529	7
Shree Cement Ltd.	9	3
Zomato Ltd. (a)	1,337	1
		212
Indonesia (0.0%) (c)
Avia Avian Tbk PT	44,000	2

Israel (3.0%)
Global-e Online Ltd. (a)	7,921	255

Italy (1.5%)
Brunello Cucinelli SpA	90	9
Davide Campari-Milano NV	1,151	14
Ferrari NV	15	4
Moncler SpA	1,484	102
		129
Japan (0.6%)
Change, Inc.	100	2
Keyence Corp.	100	49
Nintendo Co. Ltd.	100	4
		55
Korea, Republic of (1.9%)
Coupang, Inc. (a)	8,749	140
KakaoBank Corp.	477	9
NAVER Corp.	107	17
		166
Mexico (0.0%) (c)
Grupo Aeroportuario del Sureste SAB de CV, Class B	60	2

Netherlands (4.3%)
Adyen NV (a)	103	164
ASML Holding NV	55	37
ASML Holding NV (Registered)	173	118
Basic-Fit NV (a)	1,053	42
Heineken NV	11	1
Universal Music Group NV	315	8
		370

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Norway (0.1%)
AutoStore Holdings Ltd. (a)	3,764	8

Singapore (1.8%)
Grab Holdings Ltd., Class A (a)	38,461	116
Sea Ltd. ADR (a)	457	39
		155
Sweden (0.5%)
Evolution AB	165	22
Kinnevik AB, Class B (a)	328	5
Paradox Interactive AB	461	12
Vitrolife AB	292	6
		45
Switzerland (0.6%)
Kuehne & Nagel International AG (Registered)	42	13
On Holding AG, Class A (a)	593	18
Straumann Holding AG (Registered)	136	20
		51
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	18
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36	3
		21
United Kingdom (3.6%)
Abcam PLC ADR (a)	115	2
Babcock International Group PLC (a)	16,778	62
Deliveroo PLC (a)	2,455	3
Diageo PLC	284	13
Fevertree Drinks PLC	239	4
Rentokil Initial PLC	6,751	49
Rightmove PLC	1,957	14
Victoria PLC (a)	23,333	141
Vistry Group PLC	622	6
Wise PLC, Class A (a)	1,988	13
		307
United States (61.9%)
10X Genomics, Inc., Class A (a)	1,776	99
23andMe Holding Co., Class A (a)	1,394	3
Adobe, Inc. (a)	176	68
Affirm Holdings, Inc. (a)	5,798	65
Agilon health, Inc. (a)	6,770	161
Airbnb, Inc., Class A (a)	16	2
Alignment Healthcare, Inc. (a)	283	2
Alnylam Pharmaceuticals, Inc. (a)	1	—	@
Alphabet, Inc., Class A (a)	273	28
Alphabet, Inc., Class C (a)	368	38
Amazon.com, Inc. (a)	1,039	107
American Tower Corp. REIT	2	—	@
Anterix, Inc. (a)	397	13
Appian Corp., Class A (a)	1,700	76
Arbutus Biopharma Corp. (a)	7,736	23

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

ATAI Life Sciences NV (a)	1,058	2
Aurora Innovation, Inc. (a)	2,467	3
AutoZone, Inc. (a)	1	3
Axon Enterprise, Inc. (a)	2	1
Ball Corp.	34	2
BARK, Inc. (a)	2,090	3
Beam Therapeutics, Inc. (a)	89	3
Berkshire Hathaway, Inc., Class B (a)	14	4
Bill.Com Holdings, Inc. (a)	1,868	152
Block, Inc., Class A (a)	975	67
Brown & Brown, Inc.	173	10
Cadence Design Systems, Inc. (a)	2	—	@
Carvana Co. (a)	7,902	77
Celsius Holdings, Inc. (a)	21	2
Chewy, Inc., Class A (a)	877	33
Cintas Corp.	1	1
Clear Secure, Inc., Class A	246	6
Cloudflare, Inc., Class A (a)	14,516	895
Coinbase Global, Inc., Class A (a)	129	9
Confluent, Inc., Class A (a)	323	8
Copart, Inc. (a)	21	2
Cricut, Inc., Class A	14,018	143
Danaher Corp.	49	12
Datadog, Inc., Class A (a)	26	2
Dexcom, Inc. (a)	1	—	@
Domino’s Pizza, Inc.	1	—	@
DoorDash, Inc., Class A (a)	2,419	154
Doximity, Inc., Class A (a)	3,691	120
DraftKings, Inc., Class A (a)	934	18
Duolingo, Inc. (a)	87	12
Ecolab, Inc.	15	3
Eli Lilly & Co.	1	—	@
Endeavor Group Holdings, Inc., Class A (a)	588	14
Estee Lauder Cos., Inc., Class A	1	—	@
Eventbrite, Inc., Class A (a)	882	8
Fastly, Inc., Class A (a)	4,801	85
Figs, Inc., Class A (a)	935	6
Floor & Decor Holdings, Inc., Class A (a)	1,871	184
Gartner, Inc. (a)	40	13
GH Research PLC (a)	237	2
Ginkgo Bioworks Holdings, Inc. (a)	8,535	11
Gitlab, Inc., Class A (a)	1,902	65
Guardant Health, Inc. (a)	273	6
HEICO Corp., Class A	3	—	@
Home Depot, Inc.	1	—	@
HubSpot, Inc. (a)	90	39
Illumina, Inc. (a)	201	47
Inspire Medical Systems, Inc. (a)	21	5
Intellia Therapeutics, Inc. (a)	369	14
Intercontinental Exchange, Inc.	412	43
Intuitive Surgical, Inc. (a)	10	3
Joby Aviation, Inc. (a)	785	3
Linde PLC	23	8
Martin Marietta Materials, Inc.	1	—	@
Mastercard, Inc., Class A	82	30
MaxCyte, Inc. (a)	855	4
McCormick & Co., Inc.	5	—	@
McDonald’s Corp.	1	—	@
MercadoLibre, Inc. (a)	152	200
Meta Platforms, Inc., Class A (a)	405	86
Microsoft Corp.	132	38
MicroStrategy, Inc., Class A (a)	63	18

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Moderna, Inc. (a)	8	1
MongoDB, Inc. (a)	53	12
MP Materials Corp. (a)	135	4
MSCI, Inc.	5	3
Netflix, Inc. (a)	3	1
NVIDIA Corp.	1	—	@
Olo, Inc., Class A (a)	935	8
Opendoor Technologies, Inc. (a)	539	1
Outset Medical, Inc. (a)	172	3
Peloton Interactive, Inc., Class A (a)	7,578	86
Penumbra, Inc. (a)	7	2
Pool Corp.	66	23
Privia Health Group, Inc. (a)	386	11
Procore Technologies, Inc. (a)	1,399	88
Progressive Corp.	64	9
ProKidney Corp. (a)	2,125	24
Redfin Corp. (a)	278	3
Rivian Automotive, Inc., Class A (a)	112	2
ROBLOX Corp., Class A (a)	3,124	141
Roivant Sciences Ltd. (a)	1,674	12
Rollins, Inc.	10	—	@
Roper Technologies, Inc.	1	—	@
Royal Gold, Inc.	87	11
Royalty Pharma PLC, Class A	6,663	240
S&P Global, Inc.	23	8
Salesforce, Inc. (a)	201	40
Samsara, Inc., Class A (a)	5,567	110
Schrodinger, Inc. (a)	180	5
Senti Biosciences, Inc. Founder Shares (a)	298	—	@
Service Corp. International	163	11
ServiceNow, Inc. (a)	182	85
Sherwin-Williams Co.	142	32
Snowflake, Inc., Class A (a)	2,345	362
Soho House & Co., Inc., Class A (a)	538	4
SomaLogic, Inc. (a)	759	2
Spotify Technology SA (a)	374	50
Standard BioTools, Inc. (a)	2,026	4
Starbucks Corp.	4	—	@
Synopsys, Inc. (a)	1	—	@
Tesla, Inc. (a)	55	11
Texas Pacific Land Corp.	2	3
Thermo Fisher Scientific, Inc.	1	1
Trade Desk, Inc., Class A (a)	2,850	174
TransDigm Group, Inc.	3	2
Tyler Technologies, Inc. (a)	41	15
Uber Technologies, Inc. (a)	7,067	224
Union Pacific Corp.	8	2
Unity Software, Inc. (a)	114	4
UTZ Brands, Inc.	98	2
Veeva Systems, Inc., Class A (a)	14	3
Visa, Inc., Class A	164	37
Walt Disney Co. (a)	462	46
Waste Connections, Inc.	15	2
Watsco, Inc.	3	1
Wayfair, Inc., Class A (a)	578	20
WeWork, Inc., Class A REIT (a)	1,788	1
XPEL, Inc. (a)	98	7
Zoetis, Inc.	5	1
ZoomInfo Technologies, Inc., Class A (a)	498	12
		5,330
Total Common Stocks (Cost $7,305)		8,145

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Preferred Stocks (0.4%)
United States (0.4%)
Databricks, Inc., Series H (a)(d)(e) (acquisition cost - $44; acquired 8/31/21)	594	33
Stripe, Inc., Series H (a)(d) (acquisition cost - $2; acquired 3/17/23)	123	2
Total Preferred Stocks (Cost $46)		35
Investment Company (1.1%)
United States (1.1%)
Grayscale Bitcoin Trust (a) (Cost $195)	5,728	94

Warrants (0.0%) (c)
United States (0.0%) (c)
BARK, Inc. expires 5/1/26 (a)	373	—	@
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	261	—	@
SomaLogic, Inc. expires 8/31/26 (a)	96	—	@
Total Warrants (Cost $3)		—	@
Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $290)	289,561	290
Total Investments Excluding Purchased Options (99.4%) (Cost $7,839)		8,564
Total Purchased Options Outstanding (0.1%) (Cost $16)		5
Total Investments (99.5%) (Cost $7,855) (g)(h)(i)(j)		8,569
Other Assets in Excess of Liabilities (0.5%)		42
Net Assets (100.0%)		$8,611

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Amount is less than 0.05%.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $35,000 and represents 0.4% of net assets.
(e)	At March 31, 2023, the Fund held fair valued securities valued at approximately $33,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $1,411,000 and 16.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(i)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,738,000 and the aggregate gross unrealized depreciation is approximately $1,024,000, resulting in net unrealized appreciation of approximately $714,000.
@	Value is less than $500.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan - 24	1,001,997	1,002	$3	$4	$(1)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	1,262,701	1,263	1	$6	(5)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.57	Aug - 23	1,500,000	1,500	1	6	(5)
							$5	$16	$(11)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	61.4%
Information Technology Services	18.9
Software	11.5
Broadline Retail	8.2
Total Investments	100.0%

*   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Argentina (4.0%)
Globant SA (a)	17,841	$2,926

Brazil (4.0%)
B3 SA - Brasil Bolsa Balcao	519,537	1,061
NU Holdings Ltd., Class A (a)	395,703	1,883
		2,944
China (36.1%)
360 DigiTech, Inc.	65,703	1,275
China East Education Holdings Ltd. (b)	531,000	313
China Resources Beer Holdings Co. Ltd. (b)	176,000	1,414
China Resources Mixc Lifestyle Services Ltd. (b)	158,800	835
Foshan Haitian Flavouring & Food Co. Ltd., Class A	171,238	1,907
Haidilao International Holding Ltd. (a)(b)	969,000	2,626
HUYA, Inc. ADR (a)	153,198	553
KE Holdings, Inc. ADR (a)	158,572	2,987
Kuaishou Technology (a)(b)	226,300	1,740
Kweichow Moutai Co. Ltd., Class A	8,889	2,348
Meituan, Class B (a)(b)	178,180	3,233
Shenzhou International Group Holdings Ltd. (b)	99,700	1,046
Tencent Holdings Ltd. (b)	40,500	1,979
Trip.com Group Ltd. ADR (a)	98,939	3,727
Yihai International Holding Ltd. (a)(b)	103,000	303
		26,286
Hong Kong (0.3%)
Super Hi International Holding Ltd. (a)	100,000	251

India (20.7%)
HDFC Bank Ltd.	300,213	5,905
ICICI Bank Ltd. ADR	205,350	4,432
IndusInd Bank Ltd.	233,185	3,042
Shree Cement Ltd.	4,119	1,315
Zomato Ltd. (a)	579,383	362
		15,056
Indonesia (1.9%)
Avia Avian Tbk PT	35,138,500	1,395

Korea, Republic of (10.4%)
Coupang, Inc. (a)	226,536	3,625
KakaoBank Corp. (a)	89,659	1,676
NAVER Corp.	14,478	2,268
		7,569
Mexico (2.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	50,970	1,559

Singapore (4.6%)
Grab Holdings Ltd., Class A (a)	655,317	1,973
Sea Ltd. ADR (a)	16,039	1,388
		3,361

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Taiwan (6.0%)
Nien Made Enterprise Co. Ltd.	62,000	668
Silergy Corp.	60,000	953
Taiwan Semiconductor Manufacturing Co. Ltd.	155,000	2,716
		4,337
United States (9.1%)
MercadoLibre, Inc. (a)	5,004	6,596
Total Common Stocks (Cost $74,281)		72,280
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $960)	960,125	960
Total Investments (100.5%) (Cost $75,241) (d)(e)(f)		73,240
Liabilities in Excess of Other Assets (-0.5%)		(362)
Net Assets (100.0%)		$72,878

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $38,044,000 and 52.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,290,000 and the aggregate gross unrealized depreciation is approximately $14,291,000, resulting in net unrealized depreciation of approximately $2,001,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	25.5%
Banks	23.1
Broadline Retail	14.0
Hotels, Restaurants & Leisure	13.9
Interactive Media & Services	8.2
Real Estate Management & Development	5.2
Beverages	5.1
Semiconductors & Semiconductor Equipment	5.0
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Brazil (6.3%)
Banco BTG Pactual SA (Units)	914,924	$3,547
Cia Brasileira de Aluminio	948,194	1,418
Itau Unibanco Holding SA (Preference)	1,945,827	9,498
Localiza Rent a Car SA	231,640	2,440
Lojas Renner SA	1,653,989	5,407
Petroleo Brasileiro SA (Preference)	1,039,549	4,810
Raia Drogasil SA	805,300	3,885
		31,005
China (23.5%)
Alibaba Group Holding Ltd. (a)(b)	674,900	8,548
BYD Co. Ltd. H Shares (b)	259,500	7,633
China Construction Bank Corp. H Shares (b)	18,213,120	11,787
China Mengniu Dairy Co. Ltd. (a)(b)	1,473,000	6,038
China Merchants Bank Co. Ltd. H Shares (b)	1,147,500	5,827
China Resources Beer Holdings Co. Ltd. (b)	914,000	7,343
China Tourism Group Duty Free Corp. Ltd. (a)(b)(c)	118,500	2,925
Hua Hong Semiconductor Ltd. (a)(b)	601,000	2,665
JD.com, Inc., Class A (b)	102,973	2,249
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	494,859	3,083
Kweichow Moutai Co. Ltd., Class A (a)	20,949	5,534
Li Ning Co. Ltd. (b)	541,000	4,254
Meituan, Class B (a)(b)	187,890	3,409
NARI Technology Co. Ltd., Class A	807,000	3,182
Postal Savings Bank of China Co. Ltd. (b)(c)	8,598,000	5,099
Proya Cosmetics Co. Ltd., Class A	145,020	3,840
Shenzhou International Group Holdings Ltd. (b)	666,600	6,993
Sungrow Power Supply Co. Ltd., Class A	243,895	3,730
Tencent Holdings Ltd. (b)	367,900	17,979
Zijin Mining Group Co. Ltd. H Shares (b)	1,894,000	3,160
		115,278
Germany (0.9%)
Infineon Technologies AG	102,342	4,203

India (19.5%)
Bajaj Auto Ltd.	115,486	5,463
Delhivery Ltd. (a)	599,448	2,421
Gland Pharma Ltd. (a)	71,656	1,109
HDFC Bank Ltd. ADR	160,953	10,731
Hindalco Industries Ltd.	1,095,093	5,430
Housing Development Finance Corp. Ltd.	73,973	2,372
ICICI Bank Ltd.	1,042,475	11,140
ICICI Prudential Life Insurance Co. Ltd.	560,539	2,979
Infosys Ltd.	343,465	6,005
Infosys Ltd. ADR	89,133	1,554
Larsen & Toubro Ltd.	110,595	2,919
Macrotech Developers Ltd. (a)	250,308	2,840
Mahindra & Mahindra Financial Services Ltd.	1,523,324	4,308
Mahindra & Mahindra Ltd.	363,226	5,133
MakeMyTrip Ltd. (a)	80,289	1,965
Max Healthcare Institute Ltd. (a)	1,128,136	6,067
Pidilite Industries Ltd.	65,799	1,887
Reliance Industries Ltd.	401,031	11,403
Star Health & Allied Insurance Co. Ltd. (a)	459,348	2,905
State Bank of India	1,074,775	6,871
		95,502

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Indonesia (3.8%)
Bank Central Asia Tbk PT	11,189,300	6,546
Bank Mandiri Persero Tbk PT	10,303,800	7,096
Bank Rakyat Indonesia Persero Tbk PT	15,784,900	5,001
		18,643
Korea, Republic of (9.7%)
KB Financial Group, Inc.	83,944	3,066
Kia Corp.	47,566	2,968
Korea Zinc Co. Ltd.	8,859	3,769
LG Chem Ltd.	4,778	2,624
Samsung Electronics Co. Ltd.	494,541	24,456
Samsung SDI Co. Ltd.	7,237	4,111
SK Hynix, Inc.	96,475	6,602
		47,596
Mexico (5.1%)
Gruma SAB de CV, Class B	304,676	4,513
Grupo Financiero Banorte SAB de CV Series O	857,653	7,230
Qualitas Controladora SAB de CV	450,556	2,877
Wal-Mart de Mexico SAB de CV	2,531,124	10,113
		24,733
Poland (1.3%)
LPP SA	2,873	6,379

Portugal (1.6%)
Galp Energia SGPS SA	688,803	7,794

Saudi Arabia (0.7%)
Alinma Bank	460,974	3,635

South Africa (5.7%)
Anglo American Platinum Ltd. (c)	79,306	4,257
Anglo American PLC	353,050	11,684
AVI Ltd.	956,012	3,787
Capitec Bank Holdings Ltd.	48,024	4,557
Woolworths Holdings Ltd.	1,035,433	3,719
		28,004
Taiwan (14.7%)
Airtac International Group	246,448	9,638
Chailease Holding Co. Ltd.	774,000	5,692
CTBC Financial Holding Co. Ltd.	6,004,000	4,324
Delta Electronics, Inc.	813,000	8,066
MediaTek, Inc.	149,000	3,863
Taiwan Semiconductor Manufacturing Co. Ltd.	1,542,205	27,027
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	125,733	11,696
Voltronic Power Technology Corp.	30,000	1,708
		72,014
Thailand (1.7%)
Kasikornbank PCL (Foreign)	699,400	2,713
Ngern Tid Lor PCL	3,105,669	2,279
Tisco Financial Group PCL	1,059,100	3,115
		8,107

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

United Kingdom (3.1%)
Antofagasta PLC	393,069	7,699
Mondi PLC	486,811	7,720
		15,419
United States (0.9%)
EPAM Systems, Inc. (a)	13,908	4,159
Total Common Stocks (Cost $427,101)		482,471

No. of Rights
Right (0.0%) (d)
Brazil (0.0%) (d)
Localiza Rent a Car SA (a) (Cost $—)	1,036	3

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $6,438)	6,437,969	6,438
Total Investments (99.8%) (Cost $433,539) Including $10,812 of Securities Loaned (f)(g)(h)(i)		488,912
Other Assets in Excess of Liabilities (0.2%)		995
Net Assets (100.0%)		$489,907

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at

March 31, 2023, were approximately $10,812,000 and $12,263,000, respectively. The Fund received non-cash collateral of approximately $12,263,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Amount is less than 0.05%.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open futures contract.
(g)	The approximate fair value and percentage of net assets, $390,800,000 and 79.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Notes to Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(i)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $93,316,000 and the aggregate gross unrealized depreciation is approximately $37,791,000, resulting in net unrealized appreciation of approximately $55,525,000.

ADR	American Depositary Receipt.

Futures Contract:

The Fund had the following futures contract open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
MSCI Emerging Market Index (United States)	79	Jun-23	$4	$3,932	$152

Portfolio Composition

Classification	Percentage of Total Investments
Other*	54.8%
Banks	21.1
Semiconductors & Semiconductor Equipment	11.5
Metals & Mining	7.6
Tech Hardware, Storage & Peripherals	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long futures contract with a value of approximately $3,932,000 and unrealized appreciation of approximately $152,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Argentina (5.2%)
Globant SA (a)	98,906	$16,222

Brazil (5.0%)
NU Holdings Ltd., Class A (a)	2,775,418	13,211
WEG SA	317,834	2,543
		15,754
China (29.3%)
BYD Co. Ltd. H Shares (b)	354,500	10,428
China Meidong Auto Holdings Ltd. (b)	3,764,000	8,119
Li Ning Co. Ltd. (b)	2,784,000	21,893
Proya Cosmetics Co. Ltd., Class A	538,828	14,268
Shenzhou International Group Holdings Ltd. (b)	1,890,800	19,835
Sunresin New Materials Co. Ltd., Class A	349,500	4,837
Suzhou Recodeal Interconnect System Co. Ltd., Class A	95,760	1,181
Tencent Holdings Ltd. (b)	211,600	10,341
Warom Technology, Inc. Co., Class A	154,700	642
		91,544
India (30.9%)
360 One Wam Ltd.	1,136,618	5,970
Aarti Industries Ltd.	1,557,201	9,845
Aarti Pharmalabs Ltd. (a)	344,014	1,155
AU Small Finance Bank Ltd.	2,042,583	14,451
Avenue Supermarts Ltd. (a)	217,311	9,017
Bajaj Finance Ltd.	211,843	14,536
ICICI Bank Ltd.	1,282,251	13,703
KEI Industries Ltd.	508,523	10,545
Titan Co. Ltd.	192,328	5,907
Trent Ltd.	365,228	6,127
TVS Motor Co. Ltd.	405,513	5,330
		96,586
Korea, Republic of (3.7%)
SK Hynix, Inc.	167,109	11,436

Singapore (1.0%)
TDCX, Inc. ADR (a)	369,456	3,288

Taiwan (10.9%)
Chailease Holding Co. Ltd.	2,354,900	17,319
Silergy Corp.	41,000	651
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	2,015
Voltronic Power Technology Corp.	245,334	13,970
		33,955
United States (8.9%)
EPAM Systems, Inc. (a)	19,885	5,945
MercadoLibre, Inc. (a)	16,631	21,921
		27,866
Total Common Stocks (Cost $285,473)		296,651

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Short-Term Investment (6.5%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $20,416)	20,415,955	$20,416
Total Investments (101.4%) (Cost $305,889) (d)(e)(f)		317,067
Liabilities in Excess of Other Assets (-1.4%)		(4,287)
Net Assets (100.0%)		$312,780

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $232,366,000 and 74.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $30,113,000 and the aggregate gross unrealized depreciation is approximately $18,935,000, resulting in net unrealized appreciation of approximately $11,178,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	32.0%
Textiles, Apparel & Luxury Goods	15.0
Banks	13.1
Electrical Equipment	9.1
Information Technology Services	7.0
Broadline Retail	6.9
Short-Term Investments	6.4
Financial Services	5.5
Automobiles	5.0
Total Investments	100.0%

*     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.7%)
China (12.9%)
NetEase, Inc. ADR	70,924	$6,272
Tencent Holdings Ltd. ADR	152,622	7,462
		13,734
France (10.1%)
LVMH Moet Hennessy Louis Vuitton SE ADR	58,054	10,666

India (7.4%)
HDFC Bank Ltd. ADR	117,055	7,804

Ireland (4.3%)
CRH PLC ADR	89,603	4,558

Italy (7.5%)
Ferrari NV	29,474	7,986

Taiwan (7.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	80,802	7,516

United States (50.4%)
Ameriprise Financial, Inc.	16,098	4,934
Costco Wholesale Corp.	12,622	6,271
Danaher Corp.	18,773	4,732
JPMorgan Chase & Co.	11,646	1,518
Mastercard, Inc., Class A	9,541	3,467
Microsoft Corp.	28,321	8,165
NextEra Energy, Inc.	72,587	5,595
Nucor Corp.	5,122	791
Pool Corp.	14,131	4,839
RH (a)	6,101	1,486
United Rentals, Inc.	15,147	5,995
Waste Management, Inc.	34,368	5,608
		53,401
Total Common Stocks (Cost $94,529)		105,665

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $50)	50,437	50
Total Investments (99.7%) (Cost $94,579) (c)(d)		105,715
Other Assets in Excess of Liabilities (0.3%)		304
Net Assets (100.0%)		$106,019

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $1,000 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,752,000 and the aggregate gross unrealized depreciation is approximately $1,616,000, resulting in net unrealized appreciation of approximately $11,136,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	23.5%
Textiles, Apparel & Luxury Goods	10.1
Banks	8.8
Software	7.7
Automobiles	7.6
Semiconductors & Semiconductor Equipment	7.1
Interactive Media & Services	7.1
Entertainment	5.9
Consumer Staples Distribution & Retail	5.9
Trading Companies & Distributors	5.7
Commercial Services & Supplies	5.3
Electric Utilities	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
China (7.7%)
Alibaba Group Holding Ltd. ADR (a)	833	$85
NetEase, Inc. ADR	8,401	743
Tencent Holdings Ltd. ADR	18,062	883
		1,711
France (6.1%)
LVMH Moet Hennessy Louis Vuitton SE	1,480	1,359

India (4.0%)
HDFC Bank Ltd. ADR	13,518	901

Ireland (6.1%)
CRH PLC ADR	23,358	1,188
Ryanair Holdings PLC ADR (a)	1,812	171
		1,359
Italy (5.3%)
Ferrari NV	4,358	1,181

Japan (2.2%)
Nippon Telegraph & Telephone Corp. ADR	16,079	482

Taiwan (3.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,329	868

United Kingdom (4.5%)
Diageo PLC ADR	3,986	722
Experian PLC ADR	8,835	291
		1,013
United States (58.3%)
Ameriprise Financial, Inc.	2,590	794
Apple, Inc.	10,337	1,705
Applied Materials, Inc.	1,111	136
Brown & Brown, Inc.	2,987	172
Chevron Corp.	6,717	1,096
Danaher Corp.	2,914	734
Dollar General Corp.	327	69
Essex Property Trust, Inc. REIT	291	61
Estee Lauder Cos., Inc., Class A	1,518	374
Fortune Brands Innovations, Inc.	3,661	215
Home Depot, Inc.	672	198
Jack Henry & Associates, Inc.	462	70
JPMorgan Chase & Co.	4,556	594
Lennar Corp., Class A	1,189	125
Lululemon Athletica, Inc. (a)	1,695	617
Masterbrand, Inc. (a)	3,481	28
Mastercard, Inc., Class A	1,473	535
McDonald’s Corp.	2,253	630
MGM Resorts International	12,673	563
Microsoft Corp.	5,417	1,562
NextEra Energy, Inc.	7,704	594
Nucor Corp.	810	125
Planet Fitness, Inc., Class A (a)	855	66
Pool Corp.	1,151	394

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Progressive Corp.	1,409	202
RH (a)	215	52
SBA Communications Corp. REIT	539	141
Target Corp.	1,244	206
TJX Cos., Inc.	1,843	144
United Rentals, Inc.	1,304	516
Valero Energy Corp.	863	120
Veeva Systems, Inc., Class A (a)	663	122
Waste Management, Inc.	361	59
		13,019
Total Common Stocks (Cost $17,041)		21,893

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $470)	469,829	470
Total Investments (100.2%) (Cost $17,511) (c)(d)(e)		22,363
Liabilities in Excess of Other Assets (-0.2%)		(37)
Net Assets (100.0%)		$22,326

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $1,359,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,117,000 and the aggregate gross unrealized depreciation is approximately $265,000, resulting in net unrealized appreciation of approximately $4,852,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	48.2%
Textiles, Apparel & Luxury Goods	8.8
Tech Hardware, Storage & Peripherals	7.6
Software	7.0
Banks	6.7
Hotels, Restaurants & Leisure	5.6
Oil, Gas & Consumable Fuels	5.5
Construction Materials	5.3
Automobiles	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Canada (6.0%)
Constellation Software, Inc.	465	$874
Shopify, Inc., Class A (a)	21,277	1,020
		1,894
France (3.2%)
Eurofins Scientific SE	11,765	788
Safran SA	1,549	229
		1,017
Israel (7.3%)
Global-e Online Ltd. (a)	71,713	2,311

Netherlands (4.6%)
Basic-Fit NV (a)(b)	28,271	1,115
Heineken NV	3,225	346
		1,461
Sweden (1.0%)
Paradox Interactive AB	13,113	327

United Kingdom (12.3%)
Babcock International Group PLC (a)	285,394	1,054
Victoria PLC (a)(b)	376,307	2,283
Vistry Group PLC	16,712	162
Wise PLC, Class A (a)	56,721	381
		3,880
United States (64.8%)
Adobe, Inc. (a)	1,504	580
Alphabet, Inc., Class A (a)	10,348	1,073
Amazon.com, Inc. (a)	7,616	787
Appian Corp., Class A (a)	39,525	1,754
Arbutus Biopharma Corp. (a)	111,655	338
Bill.Com Holdings, Inc. (a)	17,059	1,384
Carvana Co. (a)	155,588	1,523
Cricut, Inc., Class A	302,389	3,084
DraftKings, Inc., Class A (a)	23,456	454
Fastly, Inc., Class A (a)	108,424	1,926
Floor & Decor Holdings, Inc., Class A (a)	22,467	2,207
Gitlab, Inc., Class A (a)	10,417	357
HubSpot, Inc. (a)	3,308	1,418
Meta Platforms, Inc., Class A (a)	3,503	742
ProKidney Corp. (a)	7,565	86
Roivant Sciences Ltd. (a)	48,065	355
Royalty Pharma PLC, Class A	27,819	1,002
Samsara, Inc., Class A (a)	53,839	1,062
Tesla, Inc. (a)	1,704	354
		20,486
Total Common Stocks (Cost $42,947)		31,376

Short-Term Investments (11.1%)
Securities held as Collateral on Loaned Securities (10.4%)
Investment Company (8.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	2,688,616	2,689

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (1.9%)
HSBC Securities USA, Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $305; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $312)	$305	305
Merrill Lynch & Co., Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $306; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $312)	306	306
		611
Total Securities held as Collateral on Loaned Securities (Cost $3,300)		3,300

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $234)	234,121	234
Total Short-Term Investments (Cost $3,534)		3,534
Total Investments (110.3%) (Cost $46,481) Including $3,177 of Securities Loaned (d)(e)(f)		34,910
Liabilities in Excess of Other Assets (-10.3%)		(3,264)
Net Assets (100.0%)		$31,646

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $3,177,000 and $3,383,000, respectively. The Fund received cash collateral of approximately $3,300,000, which was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $83,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $6,685,000 and 21.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,707,000 and the aggregate gross unrealized depreciation is approximately $13,278,000, resulting in net unrealized depreciation of approximately $11,571,000.

Portfolio Composition*

Classification	Percentage of Total Investments
Software	23.5%
Household Durables	17.5
Others**	17.4
Specialty Retail	11.8
Broadline Retail	9.8
Information Technology Services	9.3
Interactive Media & Services	5.7
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (4.2%)
Goodman Group REIT	4,475	$57
National Storage REIT	46,570	79
Region RE Ltd. REIT	17,845	28
		164
Belgium (0.7%)
Aedifica SA REIT	328	26

Canada (2.5%)
Chartwell Retirement Residences (Units) (a)	6,033	38
Granite REIT	964	60
		98
France (0.9%)
Mercialys SA REIT	3,581	37

Germany (0.9%)
LEG Immobilien SE	624	34

Hong Kong (6.7%)
Link REIT	14,280	92
Sun Hung Kai Properties Ltd.	7,500	105
Wharf Real Estate Investment Co. Ltd.	11,500	66
		263
Japan (7.6%)
Invincible Investment Corp. REIT	186	78
Japan Metropolitan Fund Investment Corp. REIT	50	37
Mitsubishi Estate Logistics Investment Corp. REIT	13	38
Mitsui Fudosan Co. Ltd.	5,600	105
Nippon Building Fund, Inc. REIT	9	38
		296
Singapore (1.4%)
Frasers Logistics & Commercial Trust REIT	53,000	52

Spain (1.2%)
Merlin Properties Socimi SA REIT	5,373	47

Sweden (1.2%)
Catena AB	750	28
Fastighets AB Balder, Class B (b)	4,904	20
		48
United Kingdom (4.1%)
Derwent London PLC REIT	668	20
Impact Healthcare Reit PLC REIT	15,220	17
Segro PLC REIT	8,070	77
UNITE Group PLC REIT	3,977	47
		161
United States (67.5%)
Agree Realty Corp. REIT	1,307	90
American Homes 4 Rent, Class A REIT	2,552	80

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

American Tower Corp. REIT	1,012	207
Americold Realty Trust, Inc. REIT	2,676	76
AvalonBay Communities, Inc. REIT	682	115
Boyd Gaming Corp.	843	54
Brixmor Property Group, Inc. REIT	3,559	77
Digital Realty Trust, Inc. REIT	764	75
Equinix, Inc. REIT	284	205
Iron Mountain, Inc. REIT	1,153	61
Kite Realty Group Trust REIT	3,704	77
Life Storage, Inc. REIT	780	102
Mid-America Apartment Communities, Inc. REIT	501	76
ProLogis, Inc. REIT	2,901	362
Public Storage REIT	629	190
Realty Income Corp. REIT	2,125	135
SBA Communications Corp. REIT	450	117
Simon Property Group, Inc. REIT	1,125	126
Sun Communities, Inc. REIT	691	97
VICI Properties, Inc. REIT	3,555	116
Welltower, Inc. REIT	2,754	197
		2,635
Total Common Stocks (Cost $4,086)		3,861

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $15)	15,229	15
Total Investments (99.3%) (Cost $4,101) (d)(e)(f)		3,876
Other Assets in Excess of Liabilities (0.7%)		28
Net Assets (100.0%)		$3,904

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $1,128,000 and 28.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $133,000 and the aggregate gross unrealized depreciation is approximately $358,000, resulting in net unrealized depreciation of approximately $225,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	18.0%
Retail	14.7
Diversified	12.2
Residential	11.6
Others*	11.1
Self Storage	9.6
Infrastructure REITs	8.4
Data Centers	7.2
Health Care	7.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
France (7.7%)
L’Oreal SA	159,094	$71,090
LVMH Moet Hennessy Louis Vuitton SE	79,853	73,298
Pernod Ricard SA	433,778	98,221
		242,609
Germany (5.9%)
SAP SE	1,459,113	184,243

Italy (0.7%)
Davide Campari-Milano NV	1,677,236	20,465

Netherlands (2.6%)
Heineken NV	759,802	81,641

United Kingdom (10.5%)
Experian PLC	1,316,360	43,345
Reckitt Benckiser Group PLC	2,456,684	186,898
RELX PLC (Euronext NV)	633,165	20,507
RELX PLC (LSE)	2,428,432	78,649
		329,399
United States (70.6%)
Abbott Laboratories	1,049,775	106,300
Accenture PLC, Class A	528,818	151,142
Aon PLC, Class A	231,160	72,882
Arthur J Gallagher & Co.	74,062	14,169
Automatic Data Processing, Inc.	344,165	76,621
Baxter International, Inc.	482,643	19,576
Becton Dickinson & Co.	411,435	101,847
Broadridge Financial Solutions, Inc.	280,579	41,125
CDW Corp.	238,675	46,515
Coca-Cola Co.	877,285	54,418
Danaher Corp.	621,998	156,768
Equifax, Inc.	292,668	59,365
Intercontinental Exchange, Inc.	1,136,732	118,550
Microsoft Corp.	1,039,892	299,801
Moody’s Corp.	131,409	40,214
NIKE, Inc., Class B	253,369	31,073
Otis Worldwide Corp.	650,300	54,885
Philip Morris International, Inc.	2,208,451	214,772
Procter & Gamble Co.	576,590	85,733
Roper Technologies, Inc.	169,182	74,557
Steris PLC	204,413	39,100
Thermo Fisher Scientific, Inc.	248,244	143,080
Visa, Inc., Class A	775,982	174,953
Zoetis, Inc.	198,923	33,109
		2,210,555
Total Common Stocks (Cost $2,202,951)		3,068,912

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $24,798)	24,797,611	24,798

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Total Investments (98.8%) (Cost $2,227,749) (b)(c)(d)	3,093,710
Other Assets in Excess of Liabilities (1.2%)	36,169
Net Assets (100.0%)	$3,129,879

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $25,000 relating to the Fund’s investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $858,357,000 and 27.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $891,006,000 and the aggregate gross unrealized depreciation is approximately $25,045,000, resulting in net unrealized appreciation of approximately $865,961,000.

Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	18.5%
Software	18.1
Professional Services	10.3
Life Sciences Tools & Services	9.7
Household Products	8.8
Health Care Equipment & Supplies	8.6
Beverages	8.2
Tobacco	7.0
Financial Services	5.7
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (2.6%)
Transurban Group (Units) (a)	716,105	$6,838

Canada (17.2%)
Enbridge, Inc.	287,563	10,964
GFL Environmental, Inc.	670,757	23,101
Pembina Pipeline Corp.	208,618	6,758
TC Energy Corp. (b)	134,361	5,226
		46,049
China (8.8%)
China Gas Holdings Ltd. (c)	16,748,800	23,581

France (5.2%)
Aeroports de Paris (d)	4,010	572
Getlink SE	69,685	1,148
Vinci SA	106,533	12,213
		13,933
Hong Kong (0.4%)
Power Assets Holdings Ltd.	220,071	1,181

Italy (6.7%)
Infrastrutture Wireless Italiane SpA	1,169,338	15,363
Terna - Rete Elettrica Nazionale	327,589	2,689
		18,052
Mexico (1.7%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	129,956	2,535
Grupo Aeroportuario del Sureste SAB de CV, Class B	65,337	1,999
		4,534
New Zealand (0.5%)
Auckland International Airport Ltd. (d)	269,381	1,466

Portugal (0.3%)
EDP Renovaveis SA	32,190	737

Spain (6.8%)
Aena SME SA (d)	27,319	4,418
Cellnex Telecom SA	163,103	6,343
Ferrovial SA	145,455	4,283
Iberdrola SA	254,619	3,172
		18,216
Switzerland (0.7%)
Flughafen Zurich AG (Registered) (d)	9,892	1,812

United Kingdom (7.8%)
National Grid PLC	904,396	12,234
Pennon Group PLC	374,067	4,042
Severn Trent PLC	132,570	4,709
		20,985

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

United States (39.3%)
Ameren Corp.	25,480	2,201
American Electric Power Co., Inc.	73,190	6,660
American Tower Corp. REIT	61,406	12,548
American Water Works Co., Inc.	40,543	5,939
Atmos Energy Corp.	38,851	4,365
CenterPoint Energy, Inc.	161,387	4,754
Cheniere Energy, Inc.	46,256	7,290
Crown Castle International Corp. REIT	49,466	6,621
Edison International	71,555	5,051
Entergy Corp.	16,731	1,803
Eversource Energy	67,817	5,307
Exelon Corp.	125,065	5,239
Kinder Morgan, Inc.	96,581	1,691
NiSource, Inc.	123,689	3,458
ONEOK, Inc.	82,736	5,257
PG&E Corp. (d)	279,454	4,519
SBA Communications Corp. REIT	10,142	2,648
Sempra Energy	67,616	10,221
Targa Resources Corp.	65,469	4,776
Williams Cos., Inc.	162,910	4,864
		105,212
Total Common Stocks (Cost $236,852)		262,596

Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	4,382,760	4,383

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $498; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $508)	$498	498
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $498; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $508)	498	498
		996
Total Securities held as Collateral on Loaned Securities (Cost $5,379)		5,379

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,595)	5,594,849	5,595
Total Short-Term Investments (Cost $10,974)		10,974
Total Investments (102.1%) (Cost $247,826) Including $5,116 of Securities Loaned (f)(g)(h)		273,570
Liabilities in Excess of Other Assets (-2.1%)		(5,619)
Net Assets (100.0%)		$267,951

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $5,116,000 and $5,379,000, respectively. The Fund received cash collateral of approximately $5,379,000, which was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $106,801,000 and 39.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $36,595,000 and the aggregate gross unrealized depreciation is approximately $10,851,000, resulting in net unrealized appreciation of approximately $25,744,000.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	33.0%
Communications	16.2
Others	14.5
Electricity Transmission & Distribution	13.1
Others**	9.8
Diversified	7.9
Water	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Brazil (0.5%)
NU Holdings Ltd., Class A (a)	94,267	$449

Canada (6.0%)
Shopify, Inc., Class A (a)	112,005	5,369

Israel (5.7%)
Global-e Online Ltd. (a)	158,517	5,109

Korea, Republic of (5.5%)
Coupang, Inc. (a)	309,231	4,948

Netherlands (10.8%)
Adyen NV (a)	3,369	5,368
ASML Holding NV	6,343	4,318
		9,686
Singapore (7.7%)
Grab Holdings Ltd., Class A (a)	1,528,579	4,601
Sea Ltd. ADR (a)	26,641	2,306
		6,907
Sweden (0.5%)
Kinnevik AB, Class B (a)	28,191	422

United States (60.6%)
10X Genomics, Inc., Class A (a)	33,855	1,889
Affirm Holdings, Inc. (a)	52,762	594
Agilon health, Inc. (a)	168,270	3,996
Arbutus Biopharma Corp. (a)	140,597	426
Bill.Com Holdings, Inc. (a)	26,900	2,183
Block, Inc., Class A (a)	17,009	1,168
Carvana Co. (a)	58,111	569
Cloudflare, Inc., Class A (a)	93,968	5,794
DoorDash, Inc., Class A (a)	53,970	3,430
Doximity, Inc., Class A (a)	63,987	2,072
Ginkgo Bioworks Holdings, Inc. (a)	177,365	236
Illumina, Inc. (a)	306	71
Intellia Therapeutics, Inc. (a)	7,647	285
MercadoLibre, Inc. (a)	4,464	5,884
MicroStrategy, Inc., Class A (a)(b)	1,590	465
Peloton Interactive, Inc., Class A (a)	106,666	1,209
ProKidney Corp. (a)	47,587	539
ROBLOX Corp., Class A (a)	82,073	3,692
Royalty Pharma PLC, Class A	130,129	4,688
Snowflake, Inc., Class A (a)	33,466	5,163
Spotify Technology SA (a)	3,298	441
Trade Desk, Inc., Class A (a)	85,503	5,208
Uber Technologies, Inc. (a)	134,757	4,272
		54,274
Total Common Stocks (Cost $100,051)		87,164

Morgan Stanley Institutional Fund, Inc.
Global Insight Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Preferred Stock (0.0%) (c)
United States (0.0%) (c)
Lookout, Inc., Series F (a)(d)(e) (acquisition cost — $73; acquired 6/17/14)	6,374	22

Investment Company (1.3%)
Grayscale Bitcoin Trust (a) (Cost $2,133)	72,702	1,189

Short-Term Investments (2.2%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	369,233	369

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $42; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $43)	$42	42
Merrill Lynch & Co., Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $42; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $43)	42	42
		84
Total Securities held as Collateral on Loaned Securities (Cost $453)		453

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $1,509)	1,508,976	1,509
Total Short-Term Investments (Cost $1,962)		1,962
Total Investments Excluding Purchased Options (100.8%) (Cost $104,219)		90,337
Total Purchased Options Outstanding (0.1%) (Cost $318)		102
Total Investments (100.9%) (Cost $104,537) Including $465 of Securities Loaned (g)(h)(i)(j)		90,439
Liabilities in Excess of Other Assets (-0.9%)		(825)
Net Assets (100.0%)		$89,614

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $465,000 and $453,000, respectively. The Fund received cash collateral of approximately $453,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Amount is less than 0.05%.

Morgan Stanley Institutional Fund, Inc.
Global Insight Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $22,000 and represents less than 0.05% of net assets.
(e)	At March 31, 2023, the Fund held a fair valued security at approximately $22,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $5,790,000 and 6.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with purchased options.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,380,000 and the aggregate gross unrealized depreciation is approximately $25,478,000, resulting in net unrealized depreciation of approximately $14,098,000.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.
Global Insight Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Call Options Purchased: The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	23,789,374	23,789	$16	$118	$(102)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	26,273,872	26,274	23	118	(95)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct - 23	199,460	199	—@	1	(1)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan - 24	17,249,664	17,250	63	81	(18)
							$102	$318	$(216)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	27.7%
Information Technology Services	18.1
Broadline Retail	17.7
Ground Transportation	9.9
Financial Services	8.4
Entertainment	7.2
Media	5.8
Pharmaceuticals	5.2
Total Investments	100.0%

*	Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Argentina (1.0%)
Globant SA (a)	149,714	$24,555

Brazil (0.6%)
NU Holdings Ltd., Class A (a)	3,320,455	15,805

Canada (3.9%)
Shopify, Inc., Class A (a)	2,081,589	99,791

China (4.4%)
Meituan, Class B (a)(b)	3,230,700	58,612
Trip.com Group Ltd. ADR (a)	1,394,053	52,514
		111,126
Denmark (7.0%)
DSV AS	917,832	177,965

France (3.5%)
Hermes International	44,639	90,406

Germany (1.4%)
Adidas AG	200,098	35,472

India (9.4%)
HDFC Bank Ltd.	8,393,855	165,097
ICICI Bank Ltd. ADR	3,491,704	75,351
		240,448
Italy (4.7%)
Moncler SpA	1,731,412	119,591

Japan (1.9%)
Keyence Corp.	101,800	49,893

Korea, Republic of (5.4%)
Coupang, Inc. (a)	6,164,516	98,632
KakaoBank Corp.	834,695	15,601
NAVER Corp.	152,755	23,935
		138,168
Netherlands (0.6%)
Adyen NV (a)	9,182	14,631

Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	12,407,081	37,345

United States (54.0%)
Adobe, Inc. (a)	239,194	92,178
Amazon.com, Inc. (a)	877,538	90,641
Block, Inc., Class A (a)	880,109	60,419
DoorDash, Inc., Class A (a)	741,122	47,106
Endeavor Group Holdings, Inc., Class A (a)	1,051,869	25,171

Morgan Stanley Institutional Fund, Inc.
Global Opportunity Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	166,729	60,591
MercadoLibre, Inc. (a)	120,559	158,904
Meta Platforms, Inc., Class A (a)	569,019	120,598
Salesforce, Inc. (a)	408,088	81,528
ServiceNow, Inc. (a)	371,687	172,730
Snowflake, Inc., Class A (a)	77,199	11,911
Spotify Technology SA (a)	560,221	74,857
Uber Technologies, Inc. (a)	6,649,361	210,785
Visa, Inc., Class A	333,933	75,289
Walt Disney Co. (a)	930,749	93,196
		1,375,904
Total Common Stocks (Cost $1,766,241)		2,531,100

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $33,848)	33,848,043	33,848
Total Investments (100.6%) (Cost $1,800,089) (f)(g)(h)		2,564,948
Liabilities in Excess of Other Assets (-0.6%)		(16,092)
Net Assets (100.0%)		$2,548,856

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts $0 and represents 0.0% of net assets.
(d)	At March 31, 2023, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $751,203,000 and 29.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $969,719,000 and the aggregate gross unrealized depreciation is approximately $204,860,000, resulting in net unrealized appreciation of approximately $764,859,000.

ADR	American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Broadline Retail	13.6%
Software	13.5
Banks	10.6
Ground Transportation	9.7
Textiles, Apparel & Luxury Goods	9.6
Financial Services	8.2
Entertainment	7.5
Air Freight & Logistics	6.9
Hotels, Restaurants & Leisure	6.2
Interactive Media & Services	5.6
Information Technology Services	5.3
Other*	3.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (91.7%)
Brazil (0.4%)
Vale SA	2,245	$36

Canada (11.5%)
Canadian National Railway Co.	937	110
Constellation Software, Inc.	208	391
FirstService Corp.	253	36
Lumine Group, Inc. (a)	444	5
Topicus.com, Inc. (a)	5,815	416
		958
France (9.8%)
Christian Dior SE	86	77
EssilorLuxottica SA	573	103
Eurofins Scientific SE	5,719	383
Hermes International	39	79
L’Oreal SA	175	78
Remy Cointreau SA	100	18
Safran SA	519	77
		815
India (4.0%)
HDFC Bank Ltd. ADR	4,965	331

Italy (1.5%)
Brunello Cucinelli SpA	852	84
Ferrari NV	143	39
		123
Japan (0.4%)
Nintendo Co. Ltd.	800	31

Netherlands (5.5%)
ASML Holding NV	559	381
Universal Music Group NV	2,975	75
		456
United Kingdom (7.9%)
Babcock International Group PLC (a)	29,348	108
Rentokil Initial PLC	56,218	411
Victoria PLC (a)	23,197	141
		660
United States (50.7%)
Alphabet, Inc., Class C (a)	2,708	282
Amazon.com, Inc. (a)	3,635	375
Brown & Brown, Inc.	1,368	79
Cloudflare, Inc., Class A (a)	8,886	548
Danaher Corp.	317	80
Floor & Decor Holdings, Inc., Class A (a)	2,901	285
Gartner, Inc. (a)	316	103
Illumina, Inc. (a)	1,238	288
Intercontinental Exchange, Inc.	3,122	326
Linde PLC	223	79
Microsoft Corp.	983	283

Morgan Stanley Institutional Fund, Inc.
Global Permanence Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

MSCI, Inc.	35	20
Pool Corp.	484	166
Procore Technologies, Inc. (a)	2,053	129
Progressive Corp.	514	73
Royal Gold, Inc.	692	90
Royalty Pharma PLC, Class A	13,265	478
S&P Global, Inc.	184	63
Service Corp. International	1,021	70
Sherwin-Williams Co.	988	222
Texas Pacific Land Corp.	23	39
Tyler Technologies, Inc. (a)	319	113
Waste Connections, Inc.	137	19
		4,210
Total Common Stocks (Cost $7,005)		7,620

Investment Company (1.1%)
United States (1.1%)
Grayscale Bitcoin Trust (a) (Cost $94)	5,584	91

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $237)	237,304	237
Total Investments Excluding Purchased Options (95.7%) (Cost $7,336)		7,948
Total Purchased Options Outstanding (0.1%) (Cost $13)		5
Total Investments (95.8%) (Cost $7,349) (c)(d)(e)(f)		7,953
Other Assets in Excess of Liabilities (4.2%)		348
Net Assets (100.0%)		$8,301

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $1,665,000 and 20.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	Securities are available for collateral in connection with purchased options.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $729,000 and the aggregate gross unrealized depreciation is approximately $125,000, resulting in net unrealized appreciation of approximately $604,000.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.
Global Permanence Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Call Options Purchased: The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)		Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct - 23	8,108	8	$	—@	$	—@	$	(—@ )
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan - 24	1,007,380	1,007		3		5		(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	791,929	792		1		4		(3)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	1,001,604	1,002		1		4		(3)
								$5		$13		$(8)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	49.0%
Software	16.8
Life Sciences Tools & Services	9.5
Information Technology Services	8.2
Pharmaceuticals	6.0
Commercial Services & Supplies	5.4
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Australia (4.5%)
Goodman Group REIT	37,665	$478
National Storage REIT	319,658	541
Region RE Ltd. REIT	242,498	383
Vicinity Centres REIT	242,976	318
		1,720
Austria (0.2%)
CA Immobilien Anlagen AG (a)	3,373	91

Belgium (1.6%)
Aedifica SA REIT	2,920	235
Shurgard Self Storage Ltd. REIT	3,296	157
Warehouses De Pauw CVA REIT	7,893	235
		627
Canada (3.0%)
Boardwalk REIT	4,654	190
Chartwell Retirement Residences (Units) (b)	33,272	210
Granite REIT	3,211	199
InterRent REIT	35,992	356
RioCan REIT	12,371	187
		1,142
France (0.8%)
Carmila SA REIT	8,448	127
Mercialys SA REIT	18,353	187
		314
Germany (0.7%)
LEG Immobilien SE	4,670	257

Hong Kong (7.7%)
Link REIT	166,660	1,072
Sun Hung Kai Properties Ltd.	80,867	1,133
Wharf Real Estate Investment Co. Ltd.	129,075	743
		2,948
Japan (9.2%)
GLP J-REIT	237	256
Invincible Investment Corp. REIT	837	352
Japan Hotel REIT Investment Corp.	618	351
Japan Metropolitan Fund Investment Corp. REIT	526	384
Japan Real Estate Investment Corp. REIT	67	267
Mitsubishi Estate Co. Ltd.	47,500	565
Mitsui Fudosan Co. Ltd.	38,700	727
Nippon Building Fund, Inc. REIT	93	387
Nomura Real Estate Master Fund, Inc. REIT	223	250
		3,539
Singapore (2.6%)
Frasers Centrepoint Trust REIT	170,900	295
Frasers Logistics & Commercial Trust REIT	383,100	378
Mapletree Commercial Trust REIT	240,500	326
		999

Morgan Stanley Institutional Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Spain (0.5%)
Merlin Properties Socimi SA REIT	23,089	202

Sweden (1.3%)
Catena AB	5,584	208
Fabege AB (c)	18,851	144
Fastighets AB Balder, Class B (a)	32,776	135
		487
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	1,693	193

United Kingdom (4.5%)
Derwent London PLC REIT	6,513	189
Impact Healthcare Reit PLC REIT	130,941	149
LondonMetric Property PLC REIT	137,786	300
Segro PLC REIT	61,929	590
UNITE Group PLC REIT	18,731	222
Workspace Group PLC REIT	54,015	292
		1,742
United States (62.5%)
Agree Realty Corp. REIT	6,939	476
Alexandria Real Estate Equities, Inc. REIT	1,861	234
American Homes 4 Rent, Class A REIT	29,131	916
Americold Realty Trust, Inc. REIT	16,721	476
AvalonBay Communities, Inc. REIT	9,050	1,521
Boyd Gaming Corp.	3,343	214
Brixmor Property Group, Inc. REIT	31,379	675
Digital Realty Trust, Inc. REIT	7,899	777
Equinix, Inc. REIT	2,729	1,968
Host Hotels & Resorts, Inc. REIT	28,464	469
Iron Mountain, Inc. REIT	7,840	415
Kite Realty Group Trust REIT	30,882	646
Life Storage, Inc. REIT	7,802	1,023
Mid-America Apartment Communities, Inc. REIT	5,654	854
NETSTREIT Corp. REIT	15,123	276
ProLogis, Inc. REIT	28,631	3,572
Public Storage REIT	6,126	1,851
Realty Income Corp. REIT	19,667	1,245
Rexford Industrial Realty, Inc. REIT	9,778	583
RPT Realty REIT	30,614	291
Simon Property Group, Inc. REIT	10,141	1,136
Sun Communities, Inc. REIT	6,287	886
Ventas, Inc. REIT	14,479	628
VICI Properties, Inc. REIT	32,602	1,063
Welltower, Inc. REIT	25,467	1,826
		24,021
Total Common Stocks (Cost $34,261)		38,282

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $180)	179,696	180
Total Investments (100.1%) (Cost $34,441) Including $142 of Securities Loaned (e)(f)(g)		38,462
Liabilities in Excess of Other Assets (-0.1%)		(32)
Net Assets (100.0%)		$38,430

Morgan Stanley Institutional Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $142,000 and $150,000, respectively. The Fund received non-cash collateral of approximately $150,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $12,962,000 and 33.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,836,000 and the aggregate gross unrealized depreciation is approximately $1,815,000, resulting in net unrealized appreciation of approximately $4,021,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition
Classification	Percentage of Total Investments
Industrial	17.2%
Retail	16.2
Diversified	14.9
Others*	13.9
Residential	13.5
Self Storage	9.3
Health Care	7.9
Data Centers	7.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Canada (3.5%)
Constellation Software, Inc.	1,736	$3,264

France (1.8%)
L’Oreal SA	3,734	1,669

Germany (7.6%)
Deutsche Boerse AG	8,602	1,675
SAP SE	42,889	5,416
		7,091
Hong Kong (1.2%)
AIA Group Ltd.	109,600	1,149

Sweden (1.6%)
Atlas Copco AB, Class A	116,988	1,482

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	27,773	2,583

United Kingdom (8.1%)
Experian PLC	26,854	884
Prudential PLC	89,559	1,226
Reckitt Benckiser Group PLC	48,584	3,696
RELX PLC	53,596	1,736
		7,542
United States (71.6%)
Abbott Laboratories	27,551	2,790
Accenture PLC, Class A	17,142	4,899
Adobe, Inc. (a)	4,961	1,912
Alphabet, Inc., Class A (a)	27,296	2,831
Amphenol Corp., Class A	17,248	1,409
Aon PLC, Class A	6,878	2,169
Arthur J Gallagher & Co.	2,074	397
Automatic Data Processing, Inc.	9,047	2,014
Baxter International, Inc.	14,583	591
Becton Dickinson & Co.	12,406	3,071
Broadridge Financial Solutions, Inc.	7,948	1,165
CDW Corp.	6,490	1,265
Coca-Cola Co.	13,690	849
Danaher Corp.	15,826	3,989
Equifax, Inc.	8,476	1,719
Intercontinental Exchange, Inc.	30,110	3,140
IQVIA Holdings, Inc. (a)	13,270	2,639
Medtronic PLC	17,637	1,422
Microsoft Corp.	24,662	7,110
Moody’s Corp.	2,425	742
NIKE, Inc., Class B	8,160	1,001
Otis Worldwide Corp.	20,374	1,720
PayPal Holdings, Inc. (a)	19,514	1,482
Procter & Gamble Co.	12,745	1,895
Roper Technologies, Inc.	4,324	1,906
Steris PLC	5,874	1,124
Texas Instruments, Inc.	8,064	1,500
Thermo Fisher Scientific, Inc.	6,978	4,022
Visa, Inc., Class A	23,733	5,351

Morgan Stanley Institutional Fund, Inc.
Global Sustain Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Zoetis, Inc.	5,246	873
		66,997
Total Common Stocks (Cost $78,916)		91,777

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,733)	1,732,962	1,733
Total Investments (100.0%) (Cost $80,649) (c)(d)(e)		93,510
Liabilities in Excess of Other Assets (0.0%) (f)		(10)
Net Assets (100.0%)		$93,500

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $18,933,000 and 20.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,007,000 and the aggregate gross unrealized depreciation is approximately $1,146,000, resulting in net unrealized appreciation of approximately $12,861,000.
(f)	Amount is less than 0.05%.

ADR	American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Software	21.0%
Others*	20.2
Life Sciences Tools & Services	11.4
Health Care Equipment & Supplies	9.6
Professional Services	8.0
Financial Services	7.3
Household Products	6.0
Capital Markets	6.0
Insurance	5.3
Information Technology Services	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Automobiles (0.7%)
Rivian Automotive, Inc., Class A (a)	579,734	$8,974
Tesla, Inc. (a)	131,847	27,353
		36,327
Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. (a)	40,849	8,183
Intellia Therapeutics, Inc. (a)	466,979	17,404
Moderna, Inc. (a)	45,625	7,007
ProKidney Corp. (a)	2,870,392	32,493
		65,087
Broadline Retail (5.0%)
Coupang, Inc. (Korea, Republic of) (a)	5,373,923	85,983
Global-e Online Ltd. (Israel) (a)	1,082,486	34,889
MercadoLibre, Inc. (a)	105,818	139,474
		260,346
Capital Markets (0.8%)
Coinbase Global, Inc., Class A (a)(b)	641,374	43,338

Chemicals (0.3%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	11,540,010	15,348

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	6,082,706	8,455

Electronic Equipment, Instruments & Components (0.0%) (c)
Magic Leap, Inc. Class A (a)(d)(e) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (7.0%)
ROBLOX Corp., Class A (a)	7,050,658	317,138
Sea Ltd. ADR (Singapore) (a)	588,303	50,918
		368,056
Financial Services (7.1%)
Adyen NV (Netherlands) (a)	136,966	218,245
Affirm Holdings, Inc. (a)	3,134,561	35,327
Block, Inc., Class A (a)	1,699,184	116,649
		370,221
Ground Transportation (8.7%)
Grab Holdings Ltd., Class A (Singapore) (a)	26,557,510	79,938
Uber Technologies, Inc. (a)	11,867,656	376,205
		456,143
Health Care Equipment & Supplies (0.2%)
Dexcom, Inc. (a)	66,137	7,684

Health Care Providers & Services (3.8%)
Agilon health, Inc. (a)	8,372,219	198,840

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Health Care Technology (1.6%)
Doximity, Inc., Class A (a)	2,601,435	84,234

Hotels, Restaurants & Leisure (5.6%)
DoorDash, Inc., Class A (a)	4,590,131	291,749

Information Technology Services (21.5%)
Cloudflare, Inc., Class A (a)	5,934,945	365,949
Shopify, Inc., Class A (Canada) (a)	7,578,209	363,299
Snowflake, Inc., Class A (a)	2,564,310	395,648
		1,124,896
Interactive Media & Services (1.5%)
ZoomInfo Technologies, Inc., Class A (a)	3,107,930	76,797

Leisure Products (0.9%)
Peloton Interactive, Inc., Class A (a)	4,288,885	48,636

Life Sciences Tools & Services (4.2%)
10X Genomics, Inc., Class A (a)	2,227,420	124,268
Illumina, Inc. (a)	418,783	97,388
		221,656
Media (7.1%)
Trade Desk, Inc., Class A (a)	6,081,719	370,438

Pharmaceuticals (5.6%)
Royalty Pharma PLC, Class A	8,120,773	292,591

Semiconductors & Semiconductor Equipment (1.5%)
ASML Holding NV (Netherlands)	115,477	78,606

Software (8.3%)
Bill.Com Holdings, Inc. (a)	2,234,865	181,337
Datadog, Inc., Class A (a)	1,013,227	73,621
Gitlab, Inc., Class A (a)	1,892,656	64,899
Procore Technologies, Inc. (a)	876,477	54,894
Samsara, Inc., Class A (a)	2,872,142	56,639
		431,390
Specialty Retail (3.0%)
Carvana Co. (a)(b)	3,346,786	32,765
Chewy, Inc., Class A (a)	2,094,597	78,296
Wayfair, Inc., Class A (a)	1,373,639	47,171
		158,232
Total Common Stocks (Cost $6,353,997)		5,009,070

Preferred Stocks (2.2%)
Financial Services (0.2%)
Stripe, Inc.(a)(d) (acquisition cost - $12,876; acquired 3/17/13)	639,525	12,876

Software (2.0%)
Databricks, Inc.(a)(d)(e) (acquisition cost - $136,746; acquired 8/31/21)	1,860,888	102,367
Total Preferred Stocks (Cost $149,622)		115,243

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $172,109)	4,405,014	72,066

Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	64,159,550	64,160

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $7,294; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $7,437)	$7,290	7,290
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $7,294; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $7,437)	7,291	7,291
		14,581
Total Securities held as Collateral on Loaned Securities (Cost $78,741)		78,741

	Shares
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $49,144)	49,144,273	49,144
Total Short-Term Investments (Cost $127,885)		127,885
Total Investments Excluding Purchased Options (101.9%) (Cost $6,803,613)		5,324,264
Total Purchased Options Outstanding (0.1%) (Cost $18,706)		6,037
Total Investments (102.0%) (Cost $6,822,319) Including $86,332 of Securities Loaned (g)(h)(i)(j)		5,330,301
Liabilities in Excess of Other Assets (-2.0%)		(105,940)
Net Assets (100.0%)		$5,224,361

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $86,332,000 and $84,978,000 respectively. The Fund received cash collateral of approximately $78,741,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2023. The remaining collateral of approximately $6,237,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Amount is less than 0.05%.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $115,243,000 and represents 2.2% of net assets.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(e)	At March 31, 2023, the Fund held fair valued securities at approximately $102,367,000, representing 2.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $27,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $218,245,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	Securities are available for collateral in connection purchased options.
(i)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $668,614,000 and the aggregate gross unrealized depreciation is approximately $2,160,632,000, resulting in net unrealized depreciation of approximately $1,492,018,000.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	12,162,957	12,163	8	59	(51)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	1,396,474,244	1,396,474	$900	$6,933	$(6,033)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	1,535,427,907	1,535,428	1,354	6,854	(5,500)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	1,032,347,082	1,032,347	3,775	4,860	(1,085)

							$6,037	$18,706	$(12,669)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	22.2%
Information Technology Services	21.4
Software	10.2
Ground Transportation	8.7
Financial Services	7.3
Media	7.1
Entertainment	7.0
Pharmaceuticals	5.6
Hotels, Restaurants & Leisure	5.5
Broadline Retail	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Automobile Components (0.9%)
XPEL, Inc. (a)	51,003	$3,466

Beverages (0.3%)
Celsius Holdings, Inc. (a)	10,728	997

Biotechnology (2.8%)
Arbutus Biopharma Corp. (a)	759,523	2,301
Beam Therapeutics, Inc. (a)	46,375	1,420
Intellia Therapeutics, Inc. (a)	69,642	2,595
ProKidney Corp. (a)(b)	215,439	2,439
Roivant Sciences Ltd. (a)	252,713	1,865
Senti Biosciences, Inc. Founder Shares (a)(c)	144,566	146
		10,766
Broadline Retail (7.0%)
Global-e Online Ltd. (Israel) (a)	840,055	27,075

Chemicals (0.5%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	1,593,468	2,119

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	465,702	647

Diversified Consumer Services (1.6%)
Duolingo, Inc. (a)	45,002	6,417

Diversified Telecommunication Services (1.7%)
Anterix, Inc. (a)	205,974	6,805

Financial Services (4.3%)
Affirm Holdings, Inc. (a)	1,502,739	16,936

Ground Transportation (1.5%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,000,233	6,021

Health Care Equipment & Supplies (2.1%)
Figs, Inc., Class A (a)	485,067	3,003
Inspire Medical Systems, Inc. (a)	11,087	2,595
Outset Medical, Inc. (a)	89,138	1,640
Penumbra, Inc. (a)	3,853	1,074
		8,312
Health Care Providers & Services (7.4%)
23andMe Holding Co., Class A (a)	722,859	1,648
Agilon health, Inc. (a)	805,424	19,129
Alignment Healthcare, Inc. (a)	146,701	933
Guardant Health, Inc. (a)	74,490	1,746
Privia Health Group, Inc. (a)	200,427	5,534
		28,990
Health Care Technology (5.4%)
Doximity, Inc., Class A (a)	568,160	18,397
Schrodinger, Inc. (a)	93,438	2,460
		20,857

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Hotels, Restaurants & Leisure (0.5%)
Soho House & Co., Inc., Class A (a)	279,138	1,825

Household Durables (3.8%)
Cricut, Inc., Class A (b)	795,881	8,118
Victoria PLC (United Kingdom) (a)	1,103,829	6,696
		14,814
Information Technology Services (8.7%)
Cloudflare, Inc., Class A (a)	365,348	22,528
Fastly, Inc., Class A (a)	273,142	4,851
MongoDB, Inc. (a)	27,609	6,436
		33,815
Interactive Media & Services (1.0%)
Eventbrite, Inc., Class A (a)	457,647	3,927

Leisure Products (4.7%)
Peloton Interactive, Inc., Class A (a)	1,621,096	18,383

Life Sciences Tools & Services (7.2%)
10X Genomics, Inc., Class A (a)	408,894	22,812
MaxCyte, Inc. (a)	443,648	2,196
SomaLogic, Inc. (a)	393,849	1,004
Standard BioTools, Inc. (a)(b)	1,051,044	2,050
		28,062
Metals & Mining (0.5%)
MP Materials Corp. (a)	69,763	1,967

Passenger Airlines (0.5%)
Joby Aviation, Inc. (a)(b)	406,991	1,766

Pharmaceuticals (0.5%)
ATAI Life Sciences NV (a)(b)	548,518	993
GH Research PLC (a)(b)	123,100	983
		1,976
Real Estate Management & Development (0.7%)
Opendoor Technologies, Inc. (a)	279,472	492
Redfin Corp. (a)	143,975	1,304
WeWork, Inc., Class A REIT (a)(b)	950,670	739
		2,535
Software (23.2%)
Bill.Com Holdings, Inc. (a)	122,117	9,909
Clear Secure, Inc., Class A	127,454	3,335
Confluent, Inc., Class A (a)	167,721	4,037
Gitlab, Inc., Class A (a)	444,622	15,246
MicroStrategy, Inc., Class A (a)(b)	7,948	2,323
Olo, Inc., Class A (a)	484,873	3,957
Procore Technologies, Inc. (a)	344,180	21,556
Samsara, Inc., Class A (a)	1,425,031	28,102
Unity Software, Inc. (a)	59,309	1,924
		90,389

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Specialty Retail (5.6%)
BARK, Inc. (a)	1,084,003	1,572
Carvana Co. (a)(b)	257,769	2,523
Floor & Decor Holdings, Inc., Class A (a)	146,200	14,360
Wayfair, Inc., Class A (a)	94,934	3,260
		21,715
Textiles, Apparel & Luxury Goods (2.2%)
On Holding AG, Class A (Switzerland) (a)	277,363	8,607
Total Common Stocks (Cost $428,146)		369,189

Preferred Stocks (2.5%)
Health Care Technology (1.4%)
Included Health, Inc. Series B (a)(c)(d) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	5,492

Software (1.1%)
Lookout, Inc. Series F (a)(c)(d) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	4,070
Total Preferred Stocks (Cost $16,838)		9,562

Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $8,978)	321,632	5,262

Warrants (0.0%) (e)
Internet & Direct Marketing Retail (0.0%) (e)
BARK, Inc. expires 5/1/26 (a)	209,825	50

Life Sciences Tools & Services (0.0%) (e)
SomaLogic, Inc. expires 8/31/26 (a)	61,142	17
Total Warrants (Cost $1,304)		67

Short-Term Investments (5.5%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	11,114,638	11,115

	Face Amount (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $1,263; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $1,288)	$1,263	1,263
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $1,263; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $1,288)	1,263	1,263
		2,526
Total Securities held as Collateral on Loaned Securities (Cost $13,641)		13,641

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $7,946)	7,945,981	7,946
Total Short-Term Investments (Cost $21,587)		21,587
Total Investments Excluding Purchased Options (104.2%) (Cost $476,853)		405,667
Total Purchased Options Outstanding (0.1%) (Cost $1,438)		456
Total Investments (104.3%) (Cost $478,291) Including $18,446 of Securities Loaned (g)(h)(i)(j)		406,123
Liabilities in Excess of Other Assets (-4.3%)		(16,568)
Net Assets (100.0%)		$389,555

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $18,446,000 and $18,278,000 respectively. The Fund received cash collateral of approximately $13,641,000, which was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $4,637,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $9,708,000 and represents 2.5% of net assets.
(d)	At March 31, 2023, the Fund held fair valued securities valued at approximately $9,562,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	Amount is less than 0.05%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $6,696,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	Securities are available for collateral in connection with purchased options.
(i)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $46,158,000 and the aggregate gross unrealized depreciation is approximately $119,308,000, resulting in net unrealized depreciation of approximately $73,150,000.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	109,794,878	109,795	$71	$545	$(474)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	118,346,563	118,347	104	528	(424)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	914,411	914	1	4	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	76,565,662	76,566	280	361	(81)
							$456	$1,438	$(982)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	33.6%
Software	24.1
Information Technology Services	8.6
Health Care Providers & Services	7.4
Life Sciences Tools & Services	7.2
Broadline Retail	6.9
Health Care Technology	6.7
Specialty Retail	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Canada (11.5%)
Brookfield Asset Management Ltd., Class A	830,835	$27,185
Brookfield Corp.	3,224,240	105,078
Brookfield Infrastructure Partners LP	3,507,462	118,447
Canada Goose Holdings, Inc. (a)(b)	4,337,890	83,504
Shopify, Inc., Class A (a)	1,439,113	68,991
		403,205
China (2.1%)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,510,654	72,508

Denmark (10.9%)
Chr Hansen Holding AS	892,814	67,917
DSV AS	1,629,002	315,859
		383,776
France (9.2%)
Hermes International	120,209	243,454
Pernod Ricard SA	351,192	79,521
		322,975
Germany (7.1%)
Adidas AG	936,845	166,077
HelloFresh SE (a)	1,671,554	39,862
Puma SE	692,335	42,919
		248,858
Hong Kong (2.6%)
AIA Group Ltd.	8,701,500	91,256

India (6.6%)
HDFC Bank Ltd.	11,773,046	231,562

Italy (8.8%)
Davide Campari-Milano NV	6,606,068	80,606
Moncler SpA	3,304,858	228,272
		308,878
Japan (5.5%)
Change, Inc.	1,209,700	21,562
Keyence Corp.	354,900	173,940
		195,502
Netherlands (8.0%)
Adyen NV (a)	58,021	92,452
ASML Holding NV	278,524	189,800
		282,252
Norway (0.8%)
AutoStore Holdings Ltd. (a)	13,087,237	28,252

Singapore (1.3%)
Grab Holdings Ltd., Class A (a)	15,356,241	46,222

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Sweden (3.2%)
Evolution AB	651,281	87,258
Vitrolife AB	1,308,735	27,211
		114,469
Switzerland (6.7%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	436	51,638
Kuehne & Nagel International AG (Registered)	222,769	66,348
Straumann Holding AG (Registered)	790,971	118,634
		236,620
Taiwan (4.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,757,356	163,469

United Kingdom (4.1%)
Diageo PLC	1,578,072	70,429
Rightmove PLC	10,767,409	74,948
		145,377
United States (4.9%)
MercadoLibre, Inc. (a)	130,350	171,809
Total Common Stocks (Cost $2,843,738)		3,446,990

Short-Term Investments (2.2%)
Securities held as Collateral on Loaned Securities (0.0%) (d)
Investment Company (0.0%) (d)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	375,833	376

	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $42; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $44)	$42	42
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $43; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $44)	43	43
		85
Total Securities held as Collateral on Loaned Securities (Cost $461)		461

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $75,788)	75,787,839	75,788
Total Short-Term Investments (Cost $76,249)		76,249
Total Investments (100.1%) (Cost $2,919,987) Including $461 of Securities Loaned (e)(f)(g)		3,523,239
Liabilities in Excess of Other Assets (-0.1%)		(5,014)
Net Assets (100.0%)		$3,518,225

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $474,000 and $461,000, respectively. The Fund received cash collateral of approximately $461,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $51,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	Amount is less than 0.05%.
(e)	The approximate fair value and percentage of net assets, $2,662,285,000 and 75.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Statements.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,000,954,000 and the aggregate gross unrealized depreciation is approximately $397,702,000, resulting in net unrealized appreciation of approximately $603,252,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	46.2%
Textiles, Apparel & Luxury Goods	21.7
Semiconductors & Semiconductor Equipment	10.0
Air Freight & Logistics	9.0
Banks	6.6
Beverages	6.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Australia (1.1%)
Aristocrat Leisure Ltd.	616,027	$15,402

Belgium (0.5%)
KBC Group NV	101,562	6,978

Canada (6.0%)
Barrick Gold Corp.	1,856,060	34,457
Constellation Software, Inc.	21,951	41,269
Tourmaline Oil Corp.	220,906	9,206
		84,932
China (0.7%)
Minth Group Ltd. (a)	3,156,000	9,579

Denmark (3.4%)
Carlsberg AS Series B	204,986	31,807
Tryg AS	760,047	16,619
		48,426
Finland (1.3%)
Kone Oyj, Class B	361,417	18,849

France (17.4%)
AXA SA	854,219	26,069
L’Oreal SA	35,225	15,740
Legrand SA	285,137	26,054
LVMH Moet Hennessy Louis Vuitton SE	29,962	27,502
Pernod Ricard SA	130,963	29,654
Safran SA	204,845	30,325
Sanofi	231,880	25,154
Teleperformance	75,048	18,134
Thales SA	162,407	24,011
Worldline SA (b)	519,393	22,073
		244,716
Germany (15.0%)
Adidas AG	97,987	17,370
Deutsche Boerse AG	107,450	20,922
Deutsche Post AG (Registered)	705,529	33,044
Infineon Technologies AG	567,934	23,322
Knorr-Bremse AG	269,743	17,968
MTU Aero Engines AG	113,550	28,415
QIAGEN NV (b)	446,603	20,341
SAP SE	386,671	48,825
		210,207
Hong Kong (1.4%)
AIA Group Ltd.	1,853,400	19,437

Italy (2.3%)
Moncler SpA	467,855	32,316

Japan (5.8%)
Hoya Corp.	216,200	23,893
Keyence Corp.	18,200	8,920

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Kirin Holdings Co. Ltd.	806,200	12,755
Shiseido Co. Ltd.	542,300	25,425
SMC Corp.	20,500	10,867
		81,860
Korea, Republic of (4.2%)
Samsung Electronics Co. Ltd.	787,265	38,931
SK Hynix, Inc.	295,687	20,235
		59,166
Netherlands (2.9%)
Heineken NV	375,235	40,319

Norway (0.4%)
Mowi ASA	320,481	5,928

Singapore (1.6%)
DBS Group Holdings Ltd.	921,500	22,910

Sweden (5.0%)
Atlas Copco AB, Class A	1,484,767	18,809
Epiroc AB, Class A	933,792	18,536
Hexagon AB, Class B	823,393	9,477
Svenska Handelsbanken AB, Class A	2,747,862	23,799
		70,621
Switzerland (5.8%)
Alcon, Inc.	128,002	9,087
Novartis AG (Registered)	167,521	15,381
Partners Group Holding AG	13,924	13,113
Roche Holding AG (Genusschein)	83,100	23,745
UBS Group AG (Registered)	941,828	19,930
		81,256
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	369,876	34,406

United Kingdom (20.8%)
Associated British Foods PLC	1,064,803	25,553
AstraZeneca PLC	214,903	29,776
British American Tobacco PLC	513,340	17,995
Experian PLC	323,105	10,639
Halma PLC	336,364	9,286
Hiscox Ltd.	1,224,017	16,748
Imperial Brands PLC	801,588	18,433
Legal & General Group PLC	4,011,693	11,865
Prudential PLC	1,874,586	25,666
Reckitt Benckiser Group PLC	505,215	38,435
RELX PLC (Euronext NV)	512,147	16,587
RELX PLC (LSE)	495,429	16,045
Shell PLC	1,356,129	38,648
St. James’s Place PLC	1,070,177	16,059
		291,735
Total Common Stocks (Cost $1,031,693)		1,379,043

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $19,917)	19,916,658	19,917
Total Investments (99.5%) (Cost $1,051,610) (d)(e)(f)		1,398,960
Other Assets in Excess of Liabilities (0.5%)		7,379
Net Assets (100.0%)		$1,406,339

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $1,259,705,000 and 89.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $384,143,000 and the aggregate gross unrealized depreciation is approximately $36,793,000, resulting in net unrealized appreciation of approximately $347,350,000.

ADR	American Depositary Receipt.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	42.2%
Insurance	8.3
Beverages	8.2
Pharmaceuticals	6.7
Software	6.5
Machinery	6.1
Aerospace & Defense	5.9
Semiconductors & Semiconductor Equipment	5.6
Textiles, Apparel & Luxury Goods	5.5
Capital Markets	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Argentina (2.3%)
Globant SA (a)	184,184	$30,208

Brazil (1.4%)
NU Holdings Ltd., Class A (a)	3,796,392	18,071

Canada (5.8%)
Canada Goose Holdings, Inc. (a)	1,386,373	26,688
Shopify, Inc., Class A (a)	1,021,504	48,971
		75,659
China (10.5%)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,144,888	12,750
Kuaishou Technology (a)(b)	2,245,100	17,263
Meituan, Class B (a)(b)	2,370,520	43,007
Tencent Holdings Ltd. (b)	411,100	20,090
Trip.com Group Ltd. ADR (a)	1,201,421	45,258
		138,368
Denmark (7.8%)
DSV AS	532,535	103,257

France (5.3%)
Hermes International	34,239	69,343

Germany (5.5%)
Adidas AG	249,155	44,169
HelloFresh SE (a)	1,177,410	28,078
		72,247
India (11.9%)
HDFC Bank Ltd.	4,737,870	93,188
ICICI Bank Ltd. ADR	2,936,693	63,374
		156,562
Italy (5.6%)
Moncler SpA	1,067,622	73,742

Japan (4.3%)
Change, Inc.	506,200	9,023
Keyence Corp.	96,000	47,050
		56,073
Korea, Republic of (8.4%)
Coupang, Inc. (a)	3,824,719	61,195
KakaoBank Corp. (c)	1,200,525	22,438
NAVER Corp.	172,319	27,001
		110,634
Netherlands (5.7%)
Adyen NV (a)	21,155	33,709
ASML Holding NV	59,701	40,683
		74,392

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Norway (1.2%)
AutoStore Holdings Ltd. (a)(c)	7,426,498	16,032

Singapore (2.9%)
Grab Holdings Ltd., Class A (a)	9,057,988	27,265
Sea Ltd. ADR (a)	125,133	10,830
		38,095
Sweden (4.8%)
Evolution AB	376,084	50,387
Vitrolife AB	616,170	12,812
		63,199
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,047,000	35,873

United Kingdom (1.3%)
Deliveroo PLC (a)	8,096,338	9,171
Fevertree Drinks PLC	530,696	8,392
		17,563
United States (11.8%)
MercadoLibre, Inc. (a)	76,807	101,236
Spotify Technology SA (a)	407,170	54,406
		155,642
Total Common Stocks (Cost $1,146,013)		1,304,960

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $9,971)	9,971,226	9,971
Total Investments (100.0%) (Cost $1,155,984) Including $20,683 of Securities Loaned (e)(f)(g)		1,314,931
Other Assets in Excess of Liabilities (0.0%) (h)		138
Net Assets (100.0%)		$1,315,069

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $20,683,000 and $22,466,000, respectively. The Fund received non-cash collateral of approximately $22,466,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $817,458,000 and 62.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Notes to the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $365,121,000 and the aggregate gross unrealized depreciation is approximately $206,174,000, resulting in net unrealized appreciation of approximately $158,947,000.
(h)	Amount is less than 0.05%.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.8%
Textiles, Apparel & Luxury Goods	16.3
Banks	15.0
Broadline Retail	12.4
Hotels, Restaurants & Leisure	11.2
Air Freight & Logistics	7.8
Information Technology Services	6.7
Semiconductors & Semiconductor Equipment	5.8
Entertainment	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Resilience Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (103.0%)
Australia (1.6%)
Aristocrat Leisure Ltd.	1,070	$27

Canada (4.2%)
Constellation Software, Inc.	37	70

Denmark (3.4%)
Carlsberg AS Series B	360	56

Finland (1.5%)
Kone Oyj, Class B	474	25

France (19.6%)
L’Oreal SA	159	71
Legrand SA	557	51
LVMH Moet Hennessy Louis Vuitton SE	52	48
Pernod Ricard SA	275	62
Sanofi	235	25
Teleperformance	113	27
Worldline SA (a)	906	39
		323
Germany (15.4%)
Adidas AG	155	27
Deutsche Boerse AG	257	50
Infineon Technologies AG	794	33
QIAGEN NV (a)	976	44
SAP SE	798	101
		255
Hong Kong (1.2%)
AIA Group Ltd.	1,800	19

Italy (3.4%)
Moncler SpA	806	56

Japan (8.3%)
Hoya Corp.	500	55
Keyence Corp.	100	49
Shiseido Co. Ltd.	700	33
		137
Netherlands (4.1%)
Heineken NV	625	67

Sweden (5.9%)
Atlas Copco AB, Class A	3,091	39
Epiroc AB, Class A	1,603	32
Hexagon AB, Class B	2,379	27
		98
Switzerland (3.5%)
Alcon, Inc.	486	34
Roche Holding AG (Genusschein)	80	23
		57

Morgan Stanley Institutional Fund, Inc.

International Resilience Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Taiwan (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	670	62

United Kingdom (17.6%)
AstraZeneca PLC	393	55
Experian PLC	1,183	39
Halma PLC	1,000	28
Prudential PLC	1,782	24
Reckitt Benckiser Group PLC	793	60
RELX PLC	2,628	85
		291
United States (9.5%)
Danaher Corp.	159	40
Procter & Gamble Co.	240	36
Thermo Fisher Scientific, Inc.	72	42
Visa, Inc., Class A	174	39
		157
Total Common Stocks (Cost $1,549)		1,700

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $27)	27,365	27
Total Investments (104.6%) (Cost $1,576) (c)(d)(e)		1,727
Liabilities in Excess of Other Assets (-4.6%)		(75)
Net Assets (100.0%)		$1,652

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $1,411,000 and 85.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $180,000 and the aggregate gross unrealized depreciation is approximately $29,000, resulting in net unrealized appreciation of approximately $151,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	16.0%
Beverages	10.7
Software	9.9
Professional Services	8.7
Textiles, Apparel & Luxury Goods	7.6
Life Sciences Tools & Services	7.3
Electronic Equipment, Instruments & Components	6.0
Personal Care Products	6.0
Pharmaceuticals	6.0
Household Products	5.6
Machinery	5.6
Semiconductors & Semiconductor Equipment	5.5
Health Care Equipment & Supplies	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (21.3%)
Australia (3.3%)
BHP Group Ltd.	24,721	$782
Capricorn Metals Ltd. (a)	2,831	9
Evolution Mining Ltd.	13,865	29
Fortescue Metals Group Ltd.	15,023	226
Gold Road Resources Ltd.	8,103	9
Newcrest Mining Ltd.	5,433	97
Northern Star Resources Ltd.	8,704	71
Perseus Mining Ltd.	10,791	17
Regis Resources Ltd. (a)	5,802	8
Silver Lake Resources Ltd. (a)	6,957	5
West African Resources Ltd. (a)	7,802	5
		1,258
Austria (0.1%)
Erste Group Bank AG	1,607	53

Belgium (0.2%)
KBC Group NV	1,164	80

Brazil (0.9%)
Vale SA	22,569	357

Canada (2.6%)
Agnico-Eagle Mines Ltd.	2,632	134
Alamos Gold, Inc., Class A	2,951	36
Aya Gold & Silver, Inc. (a)	798	6
B2Gold Corp.	7,976	31
Barrick Gold Corp.	10,129	188
Centerra Gold, Inc.	1,675	11
Dundee Precious Metals, Inc.	1,436	11
Eldorado Gold Corp. (a)	1,436	15
Endeavour Silver Corp. (a)(b)	1,436	6
Equinox Gold Corp. (a)(b)	2,233	12
First Majestic Silver Corp. (b)	1,994	14
Fortuna Silver Mines, Inc. (a)(b)	2,153	8
Franco-Nevada Corp.	1,117	163
IAMGOLD Corp. (a)	3,589	10
K92 Mining, Inc. (a)	1,755	10
Kinross Gold Corp. (b)	9,332	44
New Gold, Inc. (a)	5,105	6
OceanaGold Corp.	5,264	13
Osisko Gold Royalties Ltd. (b)	1,356	21
Pan American Silver Corp.	1,595	29
Sandstorm Gold Ltd. (b)	2,313	13
SilverCrest Metals, Inc. (a)(b)	1,037	7
SSR Mining, Inc.	1,595	24
Torex Gold Resources, Inc. (a)	638	11
Wesdome Gold Mines Ltd. (a)	1,037	6
Wheaton Precious Metals Corp.	2,552	123
Yamana Gold, Inc.	7,178	42
		994
China (0.3%)
Zhaojin Mining Industry Co. Ltd. H Shares (a)(c)	19,142	29

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Zijin Mining Group Co. Ltd. H Shares (c)	44,665	75
		104
France (1.2%)
BNP Paribas SA	5,169	309
Credit Agricole SA	5,765	65
Societe Generale SA	3,757	84
		458
Germany (0.1%)
Commerzbank AG (a)	4,814	51

Ireland (0.2%)
AIB Group PLC	4,918	20
Bank of Ireland Group PLC	4,911	50
		70
Italy (1.1%)
FinecoBank Banca Fineco SpA	2,818	43
Intesa Sanpaolo SpA	75,278	193
Mediobanca Banca di Credito Finanziario SpA	2,782	28
UniCredit SpA	8,743	165
		429
Netherlands (0.6%)
ABN AMRO Bank NV CVA	1,877	30
ING Groep NV	17,128	203
		233
Peru (0.1%)
Cia de Minas Buenaventura SAA ADR	1,914	16

South Africa (0.5%)
AngloGold Ashanti Ltd. ADR (b)	3,031	74
DRDGOLD Ltd. ADR	638	6
Gold Fields Ltd. ADR (b)	6,540	87
Harmony Gold Mining Co. Ltd. ADR	4,466	18
		185
Spain (1.5%)
Banco Bilbao Vizcaya Argentaria SA (b)	27,814	199
Banco Santander SA	77,641	289
CaixaBank SA	20,428	80
		568
United Kingdom (1.7%)
Centamin PLC	8,481	11
Endeavour Mining PLC	1,755	42
Rio Tinto PLC	8,412	571
		624
United States (6.9%)
Coeur Mining, Inc. (a)	2,153	9
General Dynamics Corp.	1,519	347
Hecla Mining Co.	4,546	29
Huntington Ingalls Industries, Inc.	263	54
L3Harris Technologies, Inc.	1,107	217

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Lockheed Martin Corp.	1,239	586
Newmont Corp. (NYSE)	4,626	227
Northrop Grumman Corp.	913	421
Raytheon Technologies Corp.	6,875	673
Royal Gold, Inc.	479	62
		2,625
Total Common Stocks (Cost $7,942)		8,105

	Face Amount (000)
U.S. Treasury Securities (47.2%)
United States (47.2%)
U.S. Treasury Inflation Indexed Bonds,
0.13%, 7/15/24 – 4/15/25	$468	457
0.13%, 10/15/25	160	155
0.25%, 1/15/25	163	159
0.38%, 7/15/25	183	179
0.50%, 4/15/24	114	112
0.63%, 1/15/26	154	150
1.13%, 1/15/33	16,549	16,522
2.00%, 1/15/26	74	75
2.38%, 1/15/25	152	154
Total U.S. Treasury Securities (Cost $17,411)		17,963

	Shares
Short-Term Investments (39.8%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	287,472	287

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $33; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $33)	$33	33
Merrill Lynch & Co., Inc. (4.80%, dated 3/31/23, due 4/3/23; proceeds $33; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $33)	33	33
		66
Total Securities held as Collateral on Loaned Securities (Cost $353)		353

	Shares
Investment Company (26.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $10,209)	10,209,094	10,209

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

U.S. Treasury Security (12.1%)
United States (12.1%)
U.S. Treasury Bill 4.745%, 05/25/23 (Cost $4,584)	$4,616,000	4,584
Total Short-Term Investments (Cost $15,146)		15,146
Total Investments (108.3%) (Cost $40,499) Including $406 of Securities Loaned (e)(f)(g)(h)		41,214
Liabilities in Excess of Other Assets (-8.3%)		(3,170)
Net Assets (100.0%)		$38,044

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $406,000 and $427,000, respectively. The Fund received cash collateral of approximately $353,000, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $74,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.
(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $2,307,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,239,000 and the aggregate gross unrealized depreciation is approximately $709,000, resulting in net unrealized appreciation of approximately $530,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EUR	485		$523	6/15/23	$(5)
Citibank NA		$743	CHF	672	6/15/23	(3)
Citibank NA		$342	JPY	45,320	6/15/23	3
Goldman Sachs International	EUR	346		$373	6/15/23	(4)
Goldman Sachs International	JPY	40,725		$310	6/15/23	—@
Goldman Sachs International		$72	EUR	66	6/15/23	(—@ )
JPMorgan Chase Bank NA	CHF	33		$36	6/15/23	(—@ )
JPMorgan Chase Bank NA	EUR	132		$143	6/15/23	(—@ )
JPMorgan Chase Bank NA	EUR	88		$96	6/15/23	1
JPMorgan Chase Bank NA	EUR	350		$382	6/15/23	1
JPMorgan Chase Bank NA	JPY	12,479		$95	6/15/23	—@
JPMorgan Chase Bank NA	JPY	24,962		$189	6/15/23	(1)
JPMorgan Chase Bank NA		$37	CAD	50	6/15/23	—@
JPMorgan Chase Bank NA		$255	CHF	230	6/15/23	(1)
JPMorgan Chase Bank NA		$1,810	EUR	1,699	6/15/23	40
JPMorgan Chase Bank NA		$909	GBP	746	6/15/23	14
JPMorgan Chase Bank NA		$2,752	JPY	364,584	6/15/23	23
						$68

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
Brent Crude (United Kingdom)	30	Oct-23	GBP	30	$2,338	$(78)
Gold 100 Oz (United States)	10	Jun-23		$1	1,986	(15)
Short:
Euro Stoxx 50 Index (Germany)	10	Jun-23	EUR	—@	(462)	(3)
MSCI Emerging Market Index (United States)	4	Jun-23	$	—@	(199)	(—@ )
Nikkei 225 Index (Japan)	3	Jun-23	JPY	(2)	(319)	(3)
S&P 500 E Mini Index (United States)	35	Jun-23		$(2)	(7,241)	(323)
						$(422)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at March 31, 2023:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91%	Semi-Annual/Quarterly	12/15/26		$1,458	$(56)	$—	$(56)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.28	Semi-Annual/Quarterly	3/3/27		7,995	(48)	—	(48)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.44	Semi-Annual/Quarterly	1/30/28		1,536	(11)	—	(11)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.59	Semi-Annual/Quarterly	3/13/28		2,459	(5)	—	(5)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.46	Semi-Annual/Quarterly	3/15/28	EUR	8,858	(67)	—	(67)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.68	Semi-Annual/Quarterly	12/15/31		$3,505	160	—	160
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.92	Semi-Annual/Quarterly	3/3/32		7,995	65	—	65
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.52	Semi-Annual/Quarterly	1/30/33		1,920	12	—	12
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.54	Semi-Annual/Quarterly	3/13/33		2,049	12	—	12
Morgan Stanley & Co. LLC*	Eurostat Eurozone HICP ex Tobacco NSA index	Receive	2.4	Semi-Annual/Quarterly	3/15/33	EUR	8,899	107	—	107
								$169	$—	$169

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

ICE	Intercontinental Exchange.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Securities	44.0%
Short-Term Investments	36.2
Metals & Mining	9.5
Aerospace & Defense	5.6
Others**	4.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $12,545,000 and net unrealized depreciation of approximately $422,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $68,000. Also it does not include open swap agreements with net unrealized appreciation of approximately $169,000.

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Bangladesh (2.7%)
Brac Bank Ltd.	3,085,460	$1,108

Brazil (1.0%)
Locaweb Servicos de Internet SA (a)	439,440	415

Indonesia (17.1%)
Bank Mandiri Persero Tbk PT	3,018,300	2,079
Champ Resto Indonesia Tbk PT (a)	4,819,200	361
Cisarua Mountain Dairy PT TBK	2,639,300	813
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	43,484,300	2,522
Medikaloka Hermina Tbk PT	15,289,100	1,381
		7,156
Kazakhstan (7.6%)
Kaspi.KZ JSC GDR	19,795	1,498
NAC Kazatomprom JSC GDR	56,752	1,677
		3,175
Kenya (3.2%)
Safaricom PLC	9,598,047	1,341

Pakistan (2.9%)
Systems Ltd.	732,777	1,193

Philippines (2.4%)
Century Pacific Food, Inc.	2,078,700	990

Poland (20.3%)
11 bit studios SA (a)	17,466	2,696
Grupa Kety SA	12,075	1,483
LiveChat Software SA	77,740	2,583
LPP SA	776	1,723
		8,485
South Africa (6.2%)
Anglo American PLC	33,885	1,122
Capitec Bank Holdings Ltd.	15,347	1,456
		2,578
United Kingdom (2.3%)
Airtel Africa PLC	305,648	401
Mondi PLC	35,601	565
		966
United States (14.0%)
EPAM Systems, Inc. (a)	4,727	1,413
Grid Dynamics Holdings, Inc. (a)	119,321	1,368
MercadoLibre, Inc. (a)	1,378	1,816
SEMrush Holdings, Inc., Class A (a)	123,484	1,241
		5,838
Vietnam (17.6%)
FPT Corp.	733,261	2,649
Mobile World Investment Corp.	1,009,688	1,781

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Phu Nhuan Jewelry JSC	234,200	778
Vietnam Dairy Products JSC	673,892	2,141
		7,349
Total Common Stocks (Cost $38,718)		40,594

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $880)	880,185	880
Total Investments (99.4%) (Cost $39,598) (c)(d)(e)		41,474
Other Assets in Excess of Liabilities (0.6%)		244
Net Assets (100.0%)		$41,718

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $34,341,000 and 82.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,176,000 and the aggregate gross unrealized depreciation is approximately $4,300,000, resulting in net unrealized appreciation of approximately $1,876,000.

GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	28.2%
Information Technology Services	17.0
Banks	11.2
Food Products	9.5
Software	9.2
Entertainment	6.5
Metals & Mining	6.3
Personal Care Products	6.1
Textiles, Apparel & Luxury Goods	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (94.0%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc. (a)	44	$10
HEICO Corp., Class A	70	10
TransDigm Group, Inc.	78	57
		77
Broadline Retail (5.7%)
Amazon.com, Inc. (a)	2,221	229

Capital Markets (5.2%)
Intercontinental Exchange, Inc.	1,599	167
MSCI, Inc.	18	10
S&P Global, Inc.	99	34
		211
Chemicals (4.2%)
Ecolab, Inc.	60	10
Sherwin-Williams Co.	713	160
		170
Commercial Services & Supplies (5.0%)
Cintas Corp.	21	10
Copart, Inc. (a)	520	39
Rentokil Initial PLC	19,681	144
Rollins, Inc.	255	9
		202
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	29	10

Distributors (3.0%)
Pool Corp.	360	123

Diversified Consumer Services (2.3%)
Service Corp. International	1,356	93

Entertainment (0.8%)
Netflix, Inc. (a)	65	22
Walt Disney Co. (a)	88	9
		31
Food Products (1.2%)
McCormick & Co., Inc.	117	10
UTZ Brands, Inc.	2,385	39
		49
Ground Transportation (1.0%)
Union Pacific Corp.	192	39

Health Care Equipment & Supplies (0.2%)
Intuitive Surgical, Inc. (a)	36	9

Health Care Technology (0.8%)
Veeva Systems, Inc., Class A (a)	184	34

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Hotels, Restaurants & Leisure (0.7%)
Domino’s Pizza, Inc.	27	9
McDonald’s Corp.	36	10
Starbucks Corp.	90	9
		28
Household Durables (1.0%)
NVR, Inc. (a)	7	39

Information Technology Services (8.1%)
Cloudflare, Inc., Class A (a)	4,466	275
Gartner, Inc. (a)	168	55
		330
Insurance (1.9%)
Brown & Brown, Inc.	691	40
Progressive Corp.	259	37
		77
Interactive Media & Services (5.1%)
Alphabet, Inc., Class C (a)	2,001	208

Life Sciences Tools & Services (10.0%)
Danaher Corp.	389	98
Eurofins Scientific SE	1,410	94
Illumina, Inc. (a)	841	196
Thermo Fisher Scientific, Inc.	31	18
		406
Metals & Mining (1.2%)
Royal Gold, Inc.	367	48

Oil, Gas & Consumable Fuels (0.5%)
Texas Pacific Land Corp.	11	19

Personal Care Products (0.2%)
Estee Lauder Cos., Inc., Class A	37	9

Pharmaceuticals (5.5%)
Eli Lilly & Co.	27	9
Royalty Pharma PLC, Class A (United Kingdom)	5,381	194
Zoetis, Inc.	118	20
		223
Semiconductors & Semiconductor Equipment (4.7%)
ASML Holding NV	279	190

Software (16.7%)
Cadence Design Systems, Inc. (a)	50	10
Constellation Software, Inc.	53	100
Lumine Group, Inc. (a)	339	4
Microsoft Corp.	705	203
Procore Technologies, Inc. (a)	1,003	63
Roper Technologies, Inc.	22	10
ServiceNow, Inc. (a)	220	102
Synopsys, Inc. (a)	26	10
Topicus.com, Inc. (a)	1,620	116
Tyler Technologies, Inc. (a)	169	60
		678

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Specialized REITs (0.2%)
American Tower Corp. REIT	44	9

Specialty Retail (6.1%)
AutoZone, Inc. (a)	14	35
Floor & Decor Holdings, Inc., Class A (a)	2,059	202
Home Depot, Inc.	30	9
		246
Trading Companies & Distributors (0.5%)
Watsco, Inc.	64	20
Total Common Stocks (Cost $3,387)		3,807

Investment Company (1.2%)
Grayscale Bitcoin Trust (a) (Cost $67)	3,080	50

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $59)	58,899	59
Total Investments Excluding Purchased Options (96.7%) (Cost $3,513)		3,916
Total Purchased Options Outstanding (0.1%) (Cost $11)		4
Total Investments (96.8%) (Cost $3,524) (c)(d)(e)(f)		3,920
Other Assets in Excess of Liabilities (3.2%)		130
Net Assets (100.0%)		$4,050

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $238,000 and 5.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(d)	Securities are available for collateral in connection with purchased options.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $492,000 and the aggregate gross unrealized depreciation is approximately $96,000, resulting in net unrealized appreciation of approximately $396,000.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)			Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct - 23	6,257	6	$	—@	$	—@	$	(—@ )
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan - 24	765,238	765		3		4		(1)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	694,116	694		—@		3		(3)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	798,506	799		1		4		(3)
								$4		$11		$(7)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	30.2%
Software	17.3
Life Sciences Tools & Services	10.4
Information Technology Services	8.4
Specialty Retail	6.3
Broadline Retail	5.8
Pharmaceuticals	5.7
Capital Markets	5.4
Interactive Media & Services	5.3
Commercial Services & Supplies	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Sustainable Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Brazil (6.2%)
Cia Brasileira de Aluminio	25,100	$38
Itau Unibanco Holding SA (Preference)	30,689	150
Lojas Renner SA	24,320	79
Raia Drogasil SA	17,594	85
		352
Germany (1.1%)
Infineon Technologies AG	1,504	62

India (23.8%)
Bajaj Auto Ltd.	1,613	76
Delhivery Ltd. (a)	7,787	31
Gland Pharma Ltd. (a)	999	15
Godrej Consumer Products Ltd. (a)	3,149	37
HDFC Bank Ltd. ADR	2,387	159
Hindalco Industries Ltd.	14,710	73
Housing Development Finance Corp. Ltd.	2,708	87
ICICI Bank Ltd.	18,207	195
ICICI Prudential Life Insurance Co. Ltd.	8,411	45
Infosys Ltd.	4,928	86
Infosys Ltd. ADR	1,522	27
Macrotech Developers Ltd. (a)	3,376	38
Mahindra & Mahindra Financial Services Ltd.	23,053	65
Mahindra & Mahindra Ltd.	5,395	76
MakeMyTrip Ltd. (a)	1,171	29
Max Healthcare Institute Ltd. (a)	11,357	61
Pidilite Industries Ltd.	1,009	29
Reliance Industries Ltd.	6,384	182
Star Health & Allied Insurance Co. Ltd. (a)	6,562	42
		1,353
Indonesia (5.3%)
Bank Central Asia Tbk PT	205,200	120
Bank Mandiri Persero Tbk PT	124,800	86
Bank Rakyat Indonesia Persero Tbk PT	303,200	96
		302
Korea, Republic of (12.8%)
KB Financial Group, Inc.	2,004	73
Kia Corp.	692	43
Korea Zinc Co. Ltd.	145	62
Samsung Electronics Co. Ltd.	7,281	360
Samsung SDI Co. Ltd.	169	96
SK Hynix, Inc.	1,384	95
		729
Mexico (6.9%)
Gruma SAB de CV, Class B	4,099	61
Grupo Financiero Banorte SAB de CV Series O	9,809	83
Regional SAB de CV	11,822	90
Wal-Mart de Mexico SAB de CV	39,604	158
		392

Morgan Stanley Institutional Fund, Inc.

Sustainable Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Norway (1.7%)
Norsk Hydro ASA	12,998	97

Poland (3.2%)
Grupa Kety SA	635	78
LPP SA	47	104
		182
South Africa (6.3%)
Anglo American Platinum Ltd.	1,066	57
Anglo American PLC	4,285	142
AVI Ltd.	6,166	24
Capitec Bank Holdings Ltd.	877	83
Woolworths Holdings Ltd.	14,327	52
		358
Sweden (1.9%)
Medicover AB	6,659	108

Switzerland (1.7%)
SIG Group AG (a)	3,707	95

Taiwan (19.0%)
Airtac International Group	4,000	156
Chailease Holding Co. Ltd.	11,000	81
CTBC Financial Holding Co. Ltd.	85,000	61
Delta Electronics, Inc.	11,000	109
MediaTek, Inc.	2,000	52
Merida Industry Co. Ltd.	6,000	33
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	298
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,471	230
Voltronic Power Technology Corp.	1,000	57
		1,077
Thailand (1.8%)
Kasikornbank PCL (Foreign Shares)	7,400	29
Ngern Tid Lor PCL	51,700	38
Tisco Financial Group PCL	11,300	33
		100
United Kingdom (4.3%)
Antofagasta PLC	6,171	121
Mondi PLC	7,726	122
		243
United States (1.1%)
EPAM Systems, Inc. (a)	208	62
Total Common Stocks (Cost $5,017)		5,512

Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $236)	235,512	236
Total Investments (101.2%) (Cost $5,253) (c)(d)(e)		5,748
Liabilities in Excess of Other Assets (-1.2%)		(70)
Net Assets (100.0%)		$5,678

Morgan Stanley Institutional Fund, Inc.

Sustainable Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the fund’s investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $4,170,000 and 73.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the fund did not engage in any cross-trade transactions.
(e)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $679,000 and the aggregate gross unrealized depreciation is approximately $184,000, resulting in net unrealized appreciation of approximately $495,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	47.4%
Banks	21.9
Semiconductors & Semiconductor Equipment	12.8
Metals & Mining	11.6
Tech Hardware, Storage & Peripherals	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (100.6%)
Banks (2.7%)
JPMorgan Chase & Co.	48,035	$6,260

Building Products (1.3%)
Fortune Brands Innovations, Inc.	51,991	3,053

Capital Markets (4.2%)
Ameriprise Financial, Inc.	30,911	9,474

Commercial Services & Supplies (3.4%)
Waste Management, Inc.	47,431	7,739

Consumer Staples Distribution & Retail (5.1%)
Costco Wholesale Corp.	18,872	9,377
Dollar General Corp.	11,029	2,321
		11,698
Distributors (2.7%)
Pool Corp.	17,684	6,056

Electric Utilities (3.3%)
NextEra Energy, Inc.	97,777	7,537

Financial Services (3.5%)
Jack Henry & Associates, Inc.	18,054	2,721
Mastercard, Inc., Class A	14,160	5,146
		7,867
Health Care Equipment & Supplies (1.9%)
Edwards Lifesciences Corp. (a)	53,232	4,404

Hotels, Restaurants & Leisure (6.1%)
McDonald’s Corp.	33,620	9,401
MGM Resorts International	100,923	4,483
		13,884
Household Durables (1.2%)
Lennar Corp., Class A	26,430	2,778

Industrial REITs (0.3%)
ProLogis, Inc. REIT	4,862	607

Insurance (7.2%)
Brown & Brown, Inc.	96,600	5,547
Progressive Corp.	76,348	10,922
		16,469
Interactive Media & Services (6.4%)
Alphabet, Inc., Class A (a)	140,636	14,588

Life Sciences Tools & Services (4.9%)
Danaher Corp.	30,474	7,681
West Pharmaceutical Services, Inc.	9,729	3,371
		11,052

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Metals & Mining (1.8%)
Nucor Corp.	27,104	4,187

Oil, Gas & Consumable Fuels (7.4%)
Chevron Corp.	72,229	11,785
Valero Energy Corp.	36,040	5,031
		16,816
Personal Care Products (1.5%)
Estee Lauder Cos., Inc., Class A	14,334	3,533

Residential REITs (0.5%)
Essex Property Trust, Inc. REIT	5,208	1,089

Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	52,113	6,401
Lam Research Corp.	4,172	2,212
		8,613
Software (8.2%)
Microsoft Corp.	65,114	18,772

Specialized REITs (0.5%)
SBA Communications Corp. REIT	4,216	1,101

Specialty Retail (7.6%)
Home Depot, Inc.	31,584	9,321
RH (a)	7,025	1,711
TJX Cos., Inc.	80,569	6,313
		17,345
Tech Hardware, Storage & Peripherals (9.0%)
Apple, Inc.	124,427	20,518

Textiles, Apparel & Luxury Goods (1.9%)
Lululemon Athletica, Inc. (a)	11,723	4,269

Trading Companies & Distributors (4.2%)
United Rentals, Inc.	23,970	9,486
Total Common Stocks (Cost $208,513)		229,195

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $3,142)	3,142,406	3,142
Total Investments (102.0%) (Cost $211,655) (c)(d)		232,337
Liabilities in Excess of Other Assets (-2.0%)		(4,590)
Net Assets (100.0%)		$227,747

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $24,838,000 and the aggregate gross unrealized depreciation is approximately $4,156,000, resulting in net unrealized appreciation of approximately $20,682,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	44.0%
Tech Hardware, Storage & Peripherals	8.8
Software	8.1
Specialty Retail	7.5
Oil, Gas & Consumable Fuels	7.2
Insurance	7.1
Interactive Media & Services	6.3
Hotels, Restaurants & Leisure	6.0
Consumer Staples Distribution & Retail	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (7.0%)
AvalonBay Communities, Inc. REIT	1,052	$177
Mid-America Apartment Communities, Inc. REIT	818	123
		300
Data Centers (10.4%)
Digital Realty Trust, Inc. REIT	1,337	131
Equinix, Inc. REIT	434	313
		444
Free Standing (8.8%)
Agree Realty Corp. REIT	1,514	104
NETSTREIT Corp. REIT	3,897	71
Realty Income Corp. REIT	3,129	198
		373
Health Care (7.9%)
Welltower, Inc. REIT	4,683	336

Industrial (16.2%)
Americold Realty Trust REIT	3,037	86
Prologis, Inc. REIT	3,995	499
Rexford Industrial Realty, Inc. REIT	1,792	107
		692
Infrastructure (13.8%)
American Tower Corp. REIT	1,434	293
Crown Castle International Corp. REIT	818	110
SBA Communications Corp. REIT	714	186
		589
Lodging/Resorts (2.1%)
Boyd Gaming Corp.	1,386	89

Manufactured Homes (3.5%)
Sun Communities, Inc. REIT	1,056	149

Regional Malls (4.1%)
Simon Property Group, Inc. REIT	1,557	174

Self Storage (9.5%)
Life Storage, Inc. REIT	1,098	144
Public Storage REIT	871	263
		407
Shopping Centers (5.6%)
Brixmor Property Group, Inc. REIT	5,815	125
Kite Realty Group Trust REIT	5,534	116
		241
Single Family Homes (2.9%)
American Homes 4 Rent, Class A REIT	4,007	126

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Specialty (6.8%)
Iron Mountain, Inc. REIT	2,306	122
VICI Properties, Inc. REIT	5,172	169
		291
Total Common Stocks (Cost $4,385)		4,211

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (a) (Cost $46)	45,986	46
Total Investments (99.7%) (Cost $4,431) (b)(c)		4,257
Other Assets in Excess of Liabilities (0.3%)		15
Net Assets (100.0%)		$4,272

(a)	The fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the fund’s investment in the Liquidity Funds.
(b)	The fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the fund did not engage in any cross-trade transactions.
(c)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $102,000 and the aggregate gross unrealized depreciation is approximately $276,000, resulting in net unrealized depreciation of approximately $174,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	16.3%
Infrastructure	13.8
Others*	13.7
Data Centers	10.4
Self Storage	9.6
Free Standing	8.8
Health Care	7.9
Apartments	7.0
Specialty	6.8
Shopping Centers	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Apartments (9.8%)
AvalonBay Communities, Inc. REIT	7,203	$1,211
Mid-America Apartment Communities, Inc. REIT	6,035	911
UDR, Inc. REIT	22,626	929
		3,051
Data Centers (11.1%)
Digital Realty Trust, Inc. REIT	10,455	1,028
Equinix, Inc. REIT	3,340	2,408
		3,436
Free Standing (8.8%)
Agree Realty Corp. REIT	10,058	690
NETSTREIT Corp. REIT	19,534	357
Realty Income Corp. REIT	26,550	1,681
		2,728
Health Care (9.0%)
Ventas, Inc. REIT	20,673	896
Welltower, Inc. REIT	26,601	1,907
		2,803
Industrial (18.1%)
Americold Realty Trust, Inc. REIT	18,880	537
ProLogis, Inc. REIT	36,280	4,527
Rexford Industrial Realty, Inc. REIT	9,212	549
		5,613
Lodging/Resorts (2.5%)
Boyd Gaming Corp.	3,303	212
Host Hotels & Resorts, Inc. REIT	34,427	568
		780
Manufactured Homes (3.9%)
Sun Communities, Inc. REIT	8,714	1,228

Office (1.2%)
Alexandria Real Estate Equities, Inc. REIT	3,036	381

Regional Malls (4.4%)
Simon Property Group, Inc. REIT	12,210	1,367

Self Storage (11.6%)
Life Storage, Inc. REIT	7,618	999
Public Storage REIT	8,597	2,597
		3,596
Shopping Centers (6.3%)
Brixmor Property Group, Inc. REIT	39,663	854
Kite Realty Group Trust REIT	38,178	799
RPT Realty REIT	31,474	299
		1,952

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Single Family Homes (3.0%)
American Homes 4 Rent, Class A REIT	29,958	942

Specialty (8.7%)
Iron Mountain, Inc. REIT	17,367	919
Lamar Advertising Co., Class A REIT	3,169	317
VICI Properties, Inc. REIT	45,075	1,470
		2,706
Total Common Stocks (Cost $30,805)		30,583

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (a) (Cost $385)	385,211	385
Total Investments (99.6%) (Cost $31,190) (b)(c)		30,968
Other Assets in Excess of Liabilities (0.4%)		122
Net Assets (100.0%)		$31,090

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,700,000 and the aggregate gross unrealized depreciation is approximately $1,922,000, resulting in net unrealized depreciation of approximately $222,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	18.1%
Others*	16.4
Self Storage	11.6
Data Centers	11.1
Apartments	9.9
Health Care	9.1
Free Standing	8.8
Specialty	8.7
Shopping Centers	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (93.1%)
Biotechnology (24.7%)
4D Molecular Therapeutics, Inc. (a)	1,273	$22
Abcam PLC ADR (United Kingdom) (a)	1,912	26
Alnylam Pharmaceuticals, Inc. (a)	365	73
Altimmune, Inc. (a)	1,044	5
Argenx SE ADR (Belgium) (a)	245	91
Beam Therapeutics, Inc. (a)	1,023	31
Century Therapeutics, Inc. (a)	1,455	5
Exact Sciences Corp. (a)	1,207	82
Fate Therapeutics, Inc. (a)	1,572	9
Intellia Therapeutics, Inc. (a)	1,186	44
Moderna, Inc. (a)	307	47
Relay Therapeutics, Inc. (a)	1,230	20
Vertex Pharmaceuticals, Inc. (a)	276	87
		542
Health Care Equipment & Supplies (16.0%)
Abbott Laboratories	319	32
Align Technology, Inc. (a)	210	70
DexCom, Inc. (a)	288	34
IDEXX Laboratories, Inc. (a)	94	47
Inspire Medical Systems, Inc. (a)	324	76
Intuitive Surgical, Inc. (a)	306	78
iRhythm Technologies, Inc. (a)	114	14
		351
Health Care Providers & Services (8.6%)
Agilon health, Inc. (a)(b)	2,814	67
Guardant Health, Inc. (a)	892	21
UnitedHealth Group, Inc.	214	101
		189
Health Care Technology (6.5%)
Doximity, Inc., Class A (a)	1,353	44
Schrodinger, Inc. (a)	1,967	52
Veeva Systems, Inc., Class A (a)	259	47
		143
Life Sciences Tools & Services (24.7%)
10X Genomics, Inc., Class A (a)	2,378	133
AbCellera Biologics, Inc. (Canada) (a)(b)	1,844	14
Evotec SE ADR (Germany) (a)	3,481	37
Illumina, Inc. (a)	289	67
MaxCyte, Inc. (a)	8,127	40
SomaLogic, Inc. (a)	7,152	18
Stevanato Group SpA (Italy)	2,691	70
Thermo Fisher Scientific, Inc.	196	113
West Pharmaceutical Services, Inc.	143	50
		542
Pharmaceuticals (10.9%)
ATAI Life Sciences NV (a)(b)	8,904	16
Eli Lilly & Co.	294	101
GH Research PLC (a)(b)	958	8
Royalty Pharma PLC, Class A	1,579	57

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Zoetis, Inc.	340	56
		238
Specialty Retail (1.7%)
Chewy, Inc., Class A (a)(b)	1,010	38
Total Common Stocks (Cost $2,727)		2,043

Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	60,734	61

	Face Amount (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $7; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $7)	$7	7
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $7; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $7)	7	7
		14
Total Securities held as Collateral on Loaned Securities (Cost $75)		75

	Shares
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $156)	156,601	156
Total Short-Term Investments (Cost $231)		231
Total Investments (103.6%) (Cost $2,958) Including $74 of Securities Loaned (d)(e)		2,274
Liabilities in Excess of Other Assets (-3.6%)		(80)
Net Assets (100.0%)		$2,194

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $74,000 and $75,000, respectively. The Fund received cash collateral of approximately $75,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	The fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the fund’s investment in the Liquidity Funds.
(d)	The fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the fund did not engage in any cross-trade transactions.
(e)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $74,000 and the aggregate gross unrealized depreciation is approximately $758,000, resulting in net unrealized depreciation of approximately $684,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	24.7%
Life Sciences Tools & Services	24.6
Health Care Equipment & Supplies	16.0
Pharmaceuticals	10.8
Health Care Providers & Services	8.6
Short-Term Investments	7.1
Health Care Technology	6.5
Others**	1.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to Portfolio of Investments ▪ March 31, 2023 (unaudited)

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820 , “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$4,615	$—	$4,615
Banks	4,427	2,163	—	6,590
Beverages	—	5,132	—	5,132
Biotechnology	2,004	—	—	2,004
Broadline Retail	10,904	54	—	10,958
Chemicals	4,128	2,165	—	6,293
Electrical Equipment	—	494	—	494
Electronic Equipment, Instruments & Components	—	2,745	—	2,745
Energy Equipment & Services	2,227	1,835	—	4,062
Entertainment	6,137	2,401	—	8,538
Food Products	—	3,861	—	3,861
Ground Transportation	3,193	—	—	3,193
Health Care Equipment & Supplies	1,843	3,174	—	5,017
Health Care Providers & Services	—	981	—	981
Hotels, Restaurants & Leisure	3,098	1,359	—	4,457
Household Durables	2,004	6,633	—	8,637
Household Products	—	456	—	456
Insurance	—	628	—	628
Interactive Media & Services	2,448	3,543	—	5,991
Leisure Products	—	633	—	633
Machinery	—	4,439	—	4,439
Metals & Mining	11,911	10,029	—	21,940
Oil, Gas & Consumable Fuels	293	7,736	—	8,029
Passenger Airlines	1,974	—	—	1,974
Personal Care Products	2,704	6,836	—	9,540
Pharmaceuticals	—	19,737	—	19,737
Professional Services	—	3,125	—	3,125
Semiconductors & Semiconductor Equipment	2,053	9,255	—	11,308
Specialty Retail	1,091	—	—	1,091
Tech Hardware, Storage & Peripherals	—	4,912	—	4,912
Textiles, Apparel & Luxury Goods	—	3,356	—	3,356
Total Common Stocks	62,439	112,297	—	174,736
Preferred Stock
Biotechnology	—	—	1,250	1,250
Investment Company	661	—	—	661
Short-Term Investments
Investment Company	2,928	—	—	2,928
Repurchase Agreements	—	666	—	666
Total Short-Term Investments	2,928	666	—	3,594
Total Assets	66,028	112,963	1,250	180,241
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(40)	—	(40)
Total	$66,028	$112,923	$1,250	$180,201

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Preferred Stock (000)
Beginning Balance	$1,174
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	76
Realized gains (losses)	-
Ending Balance	$1,250

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$76

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023:

Active International Allocation	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*	Amount is indicative of the weighted average.

**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Broadline Retail	$18,282	$—	$—	$18,282
Capital Markets	5,044	—	—	5,044
Chemicals	4,786	—	—	4,786
Entertainment	13,385	—	—	13,385
Financial Services	5,188	11,122	—	16,310
Ground Transportation	17,663	—	—	17,663
Health Care Technology	3,471	—	—	3,471
Hotels, Restaurants & Leisure	18,443	—	—	18,443
Information Technology Services	43,952	—	—	43,952
Interactive Media & Services	13,233	—	—	13,233
Life Sciences Tools & Services	9,078	—	—	9,078
Media	14,496	—	—	14,496
Pharmaceuticals	12,170	—	—	12,170
Semiconductors & Semiconductor Equipment	12,045	—	—	12,045
Software	9,311	—	—	9,311
Specialty Retail	14,231	—	—	14,231
Total Common Stocks	214,778	11,122	—	225,900
Investment Company	3,010	—	—	3,010
Call Options Purchased	—	259	—	259
Short-Term Investment
Investment Company	4,654	—	—	4,654
Total Assets	$222,442	$11,381	$—	$233,823

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
American Resilience
Assets:
Common Stocks
Beverages	$18	$—	$—	$18
Capital Markets	59	—	—	59
Electronic Equipment, Instruments & Components	48	—	—	48
Financial Services	77	—	—	77
Health Care Equipment & Supplies	108	—	—	108
Household Products	31	—	—	31
Information Technology Services	58	—	—	58
Insurance	36	—	—	36
Interactive Media & Services	35	—	—	35
Life Sciences Tools & Services	134	—	—	134
Machinery	36	—	—	36
Pharmaceuticals	20	—	—	20
Professional Services	81	—	—	81
Semiconductors & Semiconductor Equipment	33	—	—	33
Software	195	—	—	195
Textiles, Apparel & Luxury Goods	20	—	—	20
Tobacco	43	—	—	43
Total Common Stocks	1,032	—	—	1,032
Short-Term Investment
Investment Company	15	—	—	15
Total Assets	$1,047	$—	$—	$1,047

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$14,223	$33,186	$—	$47,409
Beverages	—	21,697	—	21,697
Broadline Retail	12,768	—	—	12,768
Chemicals	—	1,980	—	1,980
Construction Materials	—	4,102	—	4,102
Consumer Finance	6,143	—	—	6,143
Diversified Consumer Services	—	939	—	939
Entertainment	6,598	—	—	6,598
Food Products	—	12,965	—	12,965
Ground Transportation	6,277	—	—	6,277
Hotels, Restaurants & Leisure	15,196	24,758	—	39,954
Household Durables	—	4,426	—	4,426
Insurance	—	8,034	—	8,034
Interactive Media & Services	—	24,734	—	24,734
Real Estate Management & Development	11,095	4,004	—	15,099
Semiconductors & Semiconductor Equipment	—	11,488	—	11,488
Software	243	2,711	—	2,954
Textiles, Apparel & Luxury Goods	—	5,116	—	5,116
Total Common Stocks	72,543	160,140	—	232,683
Short-Term Investments
Investment Company	12,850	—	—	12,850
Repurchase Agreements	—	303	—	303
Total Short-Term Investments	12,850	303	—	13,153
Total Assets	$85,393	$160,443	$—	$245,836

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$3	$79	$—	$82
Air Freight & Logistics	—	137	—	137
Automobile Components	7	—	—	7
Automobiles	17	—	—	17
Banks	216	16	—	232
Beverages	2	49	—	51
Biotechnology	79	6	—	85
Broadline Retail	702	—	—	702
Capital Markets	79	1	—	80
Chemicals	54	12	—	66
Commercial Services & Supplies	8	49	—	57
Construction Materials	—@	3	—	3
Consumer Finance	4	—	—	4
Consumer Staples Distribution & Retail	—	11	—	11
Containers & Packaging	2	—	—	2
Distributors	23	—	—	23
Diversified Consumer Services	23	1	—	24
Diversified Telecommunication Services	13	—	—	13
Electronic Equipment, Instruments & Components	—	49	—	49
Entertainment	292	24	—	316
Financial Services	203	182	—	385
Food Products	2	16	—	18
Ground Transportation	354	—	—	354
Health Care Equipment & Supplies	19	31	—	50
Health Care Providers & Services	183	—	—	183
Health Care Technology	128	—	—	128
Hotels, Restaurants & Leisure	213	111	—	324
Household Durables	143	147	—	290
Information Technology Services	1,617	2	—	1,619
Insurance	19	14	—	33
Interactive Media & Services	172	48	—	220
Leisure Products	86	—	—	86
Life Sciences Tools & Services	169	61	—	230
Machinery	—	8	—	8
Marine Transportation	—	13	—	13
Media	174	—	—	174
Metals & Mining	15	4	—	19
Multi-Utilities	15	—	—	15
Oil, Gas & Consumable Fuels	3	—	—	3
Passenger Airlines	3	—	—	3
Personal Care Products	—@	8	—	8
Pharmaceuticals	245	5	—	250
Real Estate Management & Development	17	3	—	20
Semiconductors & Semiconductor Equipment	121	55	—	176
Software	949	1	—	950
Specialized REITs	—@	—	—	—@
Specialty Retail	320	—	—	320
Textiles, Apparel & Luxury Goods	32	270	—	302
Trading Companies & Distributors	1	—	—	1
Transportation Infrastructure	2	—	—	2
Total Common Stocks	6,729	1,416	—	8,145
Preferred Stocks
Financial Services	—	2	—	2
Software	—	—	33	33
Total Preferred Stocks	—	2	33	35
Investment Company	94	—	—	94
Warrants	—@	—	—	—@
Call Options Purchased	—	5	—	5
Short-Term Investment
Investment Company	290	—	—	290
Total Assets	$7,113	$1,423	$33	$8,569

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Preferred Stock (000)
Beginning Balance	$33
Purchases	-
Sales	-
PIPE transactions	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$33

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Counterpoint Global	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$33	Market Transaction Method	Precedent Transaction	$60.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease

*	Amount is indicative of the weighted average.

**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$6,315	$10,623	$—	$16,938
Beverages	—	3,762	—	3,762
Broadline Retail	10,221	—	—	10,221
Capital Markets	—	1,061	—	1,061
Chemicals	—	1,395	—	1,395
Construction Materials	—	1,315	—	1,315
Consumer Finance	1,275	—	—	1,275
Diversified Consumer Services	—	313	—	313
Entertainment	1,941	—	—	1,941
Food Products	—	2,210	—	2,210
Ground Transportation	1,973	—	—	1,973
Hotels, Restaurants & Leisure	3,978	6,221	—	10,199
Household Durables	—	668	—	668
Information Technology Services	2,926	—	—	2,926
Interactive Media & Services	—	5,987	—	5,987
Real Estate Management & Development	2,987	835	—	3,822
Semiconductors & Semiconductor Equipment	—	3,669	—	3,669
Textiles, Apparel & Luxury Goods	—	1,046	—	1,046
Transportation Infrastructure	1,559	—	—	1,559
Total Common Stocks	33,175	39,105	—	72,280
Short-Term Investment
Investment Company	960	—	—	960
Total Assets	$34,135	$39,105	$—	$73,240

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,421	$—	$2,421
Automobiles	—	21,197	—	21,197
Banks	23,789	79,348	—	103,137
Beverages	—	12,877	—	12,877
Broadline Retail	—	14,516	—	14,516
Capital Markets	—	3,547	—	3,547
Chemicals	—	4,511	—	4,511
Commercial Banks	—	5,099	—	5,099
Construction & Engineering	—	2,919	—	2,919
Consumer Finance	—	6,587	—	6,587
Consumer Staples Distribution & Retail	10,113	3,885	—	13,998
Electrical Equipment	—	8,620	—	8,620
Electronic Equipment, Instruments & Components	—	12,177	—	12,177
Financial Services	—	8,064	—	8,064
Food Products	4,513	9,825	—	14,338
Ground Transportation	2,440	—	—	2,440
Health Care Providers & Services	—	6,067	—	6,067
Hotels, Restaurants & Leisure	1,965	3,409	—	5,374
Information Technology Services	5,713	6,005	—	11,718
Insurance	2,877	5,884	—	8,761
Interactive Media & Services	—	17,979	—	17,979
Machinery	—	9,638	—	9,638
Metals & Mining	—	37,417	—	37,417
Oil, Gas & Consumable Fuels	—	24,007	—	24,007
Paper & Forest Products	—	7,720	—	7,720
Personal Care Products	—	3,840	—	3,840
Pharmaceuticals	—	4,192	—	4,192
Real Estate Management & Development	—	2,840	—	2,840
Semiconductors & Semiconductor Equipment	11,696	44,360	—	56,056
Specialty Retail	—	8,332	—	8,332
Tech Hardware, Storage & Peripherals	—	24,456	—	24,456
Textiles, Apparel & Luxury Goods	—	17,626	—	17,626
Total Common Stocks	63,106	419,365	—	482,471
Right	3	—	—	3
Short-Term Investment
Investment Company	6,438	—	—	6,438
Futures Contract	152	—	—	152
Total Assets	$69,699	$419,365	$—	$489,064

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$15,758	$—	$15,758
Banks	13,211	28,154	—	41,365
Broadline Retail	21,921	—	—	21,921
Capital Markets	—	5,970	—	5,970
Chemicals	—	14,682	—	14,682
Consumer Finance	—	14,536	—	14,536
Consumer Staples Distribution & Retail	—	9,017	—	9,017
Electrical Equipment	2,543	26,338	—	28,881
Financial Services	—	17,319	—	17,319
Information Technology Services	22,167	—	—	22,167
Interactive Media & Services	—	10,341	—	10,341
Personal Care Products	—	14,268	—	14,268
Pharmaceuticals	—	1,155	—	1,155
Professional Services	3,288	—	—	3,288
Semiconductors & Semiconductor Equipment	—	14,102	—	14,102
Specialty Retail	—	14,246	—	14,246
Textiles, Apparel & Luxury Goods	—	47,635	—	47,635
Total Common Stocks	63,130	233,521	—	296,651
Short-Term Investment
Investment Company	20,416	—	—	20,416
Total Assets	$83,546	$233,521	$—	$317,067

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$7,986	$—	$—	$7,986
Banks	9,322	—	—	9,322
Capital Markets	4,934	—	—	4,934
Commercial Services & Supplies	5,608	—	—	5,608
Construction Materials	4,558	—	—	4,558
Consumer Staples Distribution & Retail	6,271	—	—	6,271
Distributors	4,839	—	—	4,839
Electric Utilities	5,595	—	—	5,595
Entertainment	6,272	—	—	6,272
Financial Services	3,467	—	—	3,467
Interactive Media & Services	7,462	—	—	7,462
Life Sciences Tools & Services	4,732	—	—	4,732
Metals & Mining	791	—	—	791
Semiconductors & Semiconductor Equipment	7,516	—	—	7,516
Software	8,165	—	—	8,165
Specialty Retail	1,486	—	—	1,486
Textiles, Apparel & Luxury Goods	10,666	—	—	10,666
Trading Companies & Distributors	5,995	—	—	5,995
Total Common Stocks	105,665	—	—	105,665
Short-Term Investment
Investment Company	50	—	—	50
Total Assets	$105,715	$—	$—	$105,715

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Automobiles	$1,181	$—	$—	$1,181
Banks	1,495	—	—	1,495
Beverages	722	—	—	722
Broadline Retail	85	—	—	85
Building Products	243	—	—	243
Capital Markets	794	—	—	794
Commercial Services & Supplies	59	—	—	59
Construction Materials	1,188	—	—	1,188
Consumer Staples Distribution & Retail	275	—	—	275
Distributors	394	—	—	394
Diversified Telecommunication Services	482	—	—	482
Electric Utilities	594	—	—	594
Entertainment	743	—	—	743
Financial Services	605	—	—	605
Health Care Technology	122	—	—	122
Hotels, Restaurants & Leisure	1,259	—	—	1,259
Household Durables	125	—	—	125
Insurance	374	—	—	374
Interactive Media & Services	883	—	—	883
Life Sciences Tools & Services	734	—	—	734
Metals & Mining	125	—	—	125
Oil, Gas & Consumable Fuels	1,216	—	—	1,216
Passenger Airlines	171	—	—	171
Personal Care Products	374	—	—	374
Professional Services	291	—	—	291
Residential REITs	61	—	—	61
Semiconductors & Semiconductor Equipment	1,004	—	—	1,004
Software	1,562	—	—	1,562
Specialized REITs	141	—	—	141
Specialty Retail	394	—	—	394
Tech Hardware, Storage & Peripherals	1,705	—	—	1,705
Textiles, Apparel & Luxury Goods	617	1,359	—	1,976
Trading Companies & Distributors	516	—	—	516
Total Common Stocks	20,534	1,359	—	21,893
Short-Term Investment
Investment Company	470	—	—	470
Total Assets	$21,004	$1,359	$—	$22,363

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$1,283	$—	$1,283
Automobiles	354	—	—	354
Beverages	—	346	—	346
Biotechnology	779	—	—	779
Broadline Retail	3,098	—	—	3,098
Entertainment	—	327	—	327
Financial Services	—	381	—	381
Hotels, Restaurants & Leisure	454	1,115	—	1,569
Household Durables	3,084	2,445	—	5,529
Information Technology Services	2,946	—	—	2,946
Interactive Media & Services	1,815	—	—	1,815
Life Sciences Tools & Services	—	788	—	788
Pharmaceuticals	1,002	—	—	1,002
Software	7,429	—	—	7,429
Specialty Retail	3,730	—	—	3,730
Total Common Stocks	24,691	6,685	—	31,376
Short-Term Investments
Investment Company	2,923	—	—	2,923
Repurchase Agreements	—	611	—	611
Total Short-Term Investments	2,923	611	—	3,534
Total Assets	$27,614	$7,296	$—	$34,910

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Focus Real Estate
Assets:
Common Stocks
Data Centers	$280	$—	$—	$280
Diversified	—	472	—	472
Health Care	235	43	—	278
Industrial	498	200	—	698
Industrial/Office Mixed	—	52	—	52
Infrastructure REITs	324	—	—	324
Lodging/Resorts	54	78	—	132
Office	—	58	—	58
Residential	368	81	—	449
Retail	505	65	—	570
Self Storage	292	79	—	371
Specialty	177	—	—	177
Total Common Stocks	2,733	1,128	—	3,861
Short-Term Investment
Investment Company	15	—	—	15
Total Assets	$2,748	$1,128	$—	$3,876

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$54,418	$200,327	$—	$254,745
Capital Markets	158,764	—	—	158,764
Electronic Equipment, Instruments & Components	46,515	—	—	46,515
Financial Services	174,953	—	—	174,953
Health Care Equipment & Supplies	266,823	—	—	266,823
Household Products	85,733	186,898	—	272,631
Information Technology Services	151,142	—	—	151,142
Insurance	87,051	—	—	87,051
Life Sciences Tools & Services	299,848	—	—	299,848
Machinery	54,885	—	—	54,885
Personal Care Products	—	71,090	—	71,090
Pharmaceuticals	33,109	—	—	33,109
Professional Services	177,111	142,501	—	319,612
Software	374,358	184,243	—	558,601
Textiles, Apparel & Luxury Goods	31,073	73,298	—	104,371
Tobacco	214,772	—	—	214,772
Total Common Stocks	2,210,555	858,357	—	3,068,912
Short-Term Investment
Investment Company	24,798	—	—	24,798
Total Assets	$2,235,353	$858,357	$—	$3,093,710

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$4,534	$8,268	$—	$12,802
Communications	21,817	21,706	—	43,523
Diversified	4,754	16,496	—	21,250
Electricity Transmission & Distribution	20,116	14,923	—	35,039
Oil & Gas Storage & Transportation	64,870	23,581	—	88,451
Others	33,765	5,090	—	38,855
Toll Roads	—	7,986	—	7,986
Water	5,939	8,751	—	14,690
Total Common Stocks	155,795	106,801	—	262,596
Short-Term Investments
Investment Company	9,978	—	—	9,978
Repurchase Agreements	—	996	—	996
Total Short-Term Investments	9,978	996	—	10,974
Total Assets	$165,773	$107,797	$—	$273,570

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Banks	$449	$—	$—	$449
Biotechnology	1,250	—	—	1,250
Broadline Retail	15,941	—	—	15,941
Chemicals	236	—	—	236
Entertainment	6,439	—	—	6,439
Financial Services	1,762	5,790	—	7,552
Ground Transportation	8,873	—	—	8,873
Health Care Providers & Services	3,996	—	—	3,996
Health Care Technology	2,072	—	—	2,072
Hotels, Restaurants & Leisure	3,430	—	—	3,430
Information Technology Services	16,326	—	—	16,326
Leisure Products	1,209	—	—	1,209
Life Sciences Tools & Services	1,960	—	—	1,960
Media	5,208	—	—	5,208
Pharmaceuticals	4,688	—	—	4,688
Semiconductors & Semiconductor Equipment	4,318	—	—	4,318
Software	2,648	—	—	2,648
Specialty Retail	569	—	—	569
Total Common Stocks	81,374	5,790	—	87,164
Preferred Stock
Software	—	—	22	22
Investment Company	1,189	—	—	1,189
Call Options Purchased	—	102	—	102
Short-Term Investments
Investment Company	1,878	—	—	1,878
Repurchase Agreements	—	84	—	84
Total Short-Term Investments	1,878	84	—	1,962
Total Assets	$84,441	$5,976	$22	$90,439

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)
Beginning Balance	$30
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(8)
Realized gains (losses)	-
Ending Balance	$22

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$(8)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$22	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.6	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease
		Comparable Transactions	Enterprise Value/Revenue	7.4	x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$177,965	$—		$177,965
Banks	91,156	180,698	—		271,854
Broadline Retail	348,177	—	—		348,177
Electronic Equipment, Instruments & Components	—	49,893	—	†	49,893	†
Entertainment	193,224	—	—		193,224
Financial Services	196,299	14,631	—		210,930
Ground Transportation	248,130	—	—		248,130
Hotels, Restaurants & Leisure	99,620	58,612	—		158,232
Information Technology Services	136,257	—	—		136,257
Interactive Media & Services	120,598	23,935	—		144,533
Software	346,436	—	—		346,436
Textiles, Apparel & Luxury Goods	—	245,469	—		245,469
Total Common Stocks	1,779,897	751,203	—	†	2,531,100	†
Short-Term Investment
Investment Company	33,848	—	—		33,848
Total Assets	$1,813,745	$751,203	$—	†	$2,564,948	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$—	$185	$—	$185
Automobiles	39	—	—	39
Banks	331	—	—	331
Beverages	—	18	—	18
Broadline Retail	375	—	—	375
Capital Markets	409	—	—	409
Chemicals	301	—	—	301
Commercial Services & Supplies	19	411	—	430
Distributors	166	—	—	166
Diversified Consumer Services	70	—	—	70
Entertainment	—	106	—	106
Ground Transportation	110	—	—	110
Health Care Equipment & Supplies	—	103	—	103
Household Durables	—	141	—	141
Information Technology Services	651	—	—	651
Insurance	152	—	—	152
Interactive Media & Services	282	—	—	282
Life Sciences Tools & Services	368	383	—	751
Metals & Mining	90	36	—	126
Oil, Gas & Consumable Fuels	39	—	—	39
Personal Care Products	—	78	—	78
Pharmaceuticals	478	—	—	478
Real Estate Management & Development	36	—	—	36
Semiconductors & Semiconductor Equipment	381	—	—	381
Software	1,337	—	—	1,337
Specialty Retail	285	—	—	285
Textiles, Apparel & Luxury Goods	—	240	—	240
Total Common Stocks	5,919	1,701	—	7,620
Investment Company	91	—	—	91
Call Options Purchased	—	5	—	5
Short-Term Investment
Investment Company	237	—	—	237
Total Assets	$6,247	$1,706	$—	$7,953

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Data Centers	$2,745	$—	$—	$2,745
Diversified	—	5,730	—	5,730
Health Care	2,664	384	—	3,048
Industrial	4,830	1,767	—	6,597
Industrial/Office Mixed	—	678	—	678
Lodging/Resorts	683	703	—	1,386
Office	234	1,370	—	1,604
Residential	4,723	479	—	5,202
Retail	4,932	1,310	—	6,242
Self Storage	3,031	541	—	3,572
Specialty	1,478	—	—	1,478
Total Common Stocks	25,320	12,962	—	38,282
Short-Term Investments
Investment Company	180	—	—	180
Total Assets	$25,500	$12,962	$—	$38,462

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$849	$—	$—	$849
Capital Markets	3,882	1,675	—	5,557
Electronic Equipment, Instruments & Components	2,674	—	—	2,674
Financial Services	6,833	—	—	6,833
Health Care Equipment & Supplies	8,998	—	—	8,998
Household Products	1,895	3,696	—	5,591
Information Technology Services	4,899	—	—	4,899
Insurance	2,566	2,375	—	4,941
Interactive Media & Services	2,831	—	—	2,831
Life Sciences Tools & Services	10,650	—	—	10,650
Machinery	1,720	1,482	—	3,202
Personal Care Products	—	1,669	—	1,669
Pharmaceuticals	873	—	—	873
Professional Services	4,898	2,620	—	7,518
Semiconductors & Semiconductor Equipment	4,083	—	—	4,083
Software	14,192	5,416	—	19,608
Textiles, Apparel & Luxury Goods	1,001	—	—	1,001
Total Common Stocks	72,844	18,933	—	91,777
Short-Term Investment
Investment Company	1,733	—	—	1,733
Total Assets	$74,577	$18,933	$—	$93,510

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$36,327	$—	$—		$36,327
Biotechnology	65,087	—	—		65,087
Broadline Retail	260,346	—	—		260,346
Capital Markets	43,338	—	—		43,338
Chemicals	15,348	—	—		15,348
Commercial Services & Supplies	8,455	—	—		8,455
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	368,056	—	—		368,056
Financial Services	151,976	218,245	—		370,221
Ground Transportation	456,143	—	—		456,143
Health Care Equipment & Supplies	7,684	—	—		7,684
Health Care Providers & Services	198,840	—	—		198,840
Health Care Technology	84,234	—	—		84,234
Hotels, Restaurants & Leisure	291,749	—	—		291,749
Information Technology Services	1,124,896	—	—		1,124,896
Interactive Media & Services	76,797	—	—		76,797
Leisure Products	48,636	—	—		48,636
Life Sciences Tools & Services	221,656	—	—		221,656
Media	370,438	—	—		370,438
Pharmaceuticals	292,591	—	—		292,591
Semiconductors & Semiconductor Equipment	78,606	—	—		78,606
Software	431,390	—	—		431,390
Specialty Retail	158,232	—	—		158,232
Total Common Stocks	4,790,825	218,245	—	†	5,009,070	†
Preferred Stocks
Financial Services	—	12,876	—		12,876
Software	—	—	102,367		102,367
Total Preferred Stocks	—	12,876	102,367		115,243
Investment Company	72,066	—	—		72,066
Call Options Purchased	—	6,037	—		6,037
Short-Term Investments
Investment Company	113,304	—	—		113,304
Repurchase Agreements	—	14,581	—		14,581
Total Short-Term Investments	113,304	14,581	—		127,885
Total Assets	$4,976,195	$251,739	$102,367	†	$5,330,301	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$-	†	$102,367
Purchases	-		-
Sales	-		-
Amortization of discount	-		-
Transfers in	-		-
Transfers out	-		-
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		-
Realized gains (losses)	-		-
Ending Balance	$-	†	$102,367

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-		$-

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$102,367	Market Transaction Method	Precedent Transaction	$60.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Inception
Assets:
Common Stocks
Automobile Components	$3,466	$—	$—	$3,466
Beverages	997	—	—	997
Biotechnology	10,620	146	—	10,766
Broadline Retail	27,075	—	—	27,075
Chemicals	2,119	—	—	2,119
Commercial Services & Supplies	647	—	—	647
Diversified Consumer Services	6,417	—	—	6,417
Diversified Telecommunication Services	6,805	—	—	6,805
Financial Services	16,936	—	—	16,936
Ground Transportation	6,021	—	—	6,021
Health Care Equipment & Supplies	8,312	—	—	8,312
Health Care Providers & Services	28,990	—	—	28,990
Health Care Technology	20,857	—	—	20,857
Hotels, Restaurants & Leisure	1,825	—	—	1,825
Household Durables	8,118	6,696	—	14,814
Information Technology Services	33,815	—	—	33,815
Interactive Media & Services	3,927	—	—	3,927
Leisure Products	18,383	—	—	18,383
Life Sciences Tools & Services	28,062	—	—	28,062
Metals & Mining	1,967	—	—	1,967
Passenger Airlines	1,766	—	—	1,766
Pharmaceuticals	1,976	—	—	1,976
Real Estate Management & Development	2,535	—	—	2,535
Software	90,389	—	—	90,389
Specialty Retail	21,715	—	—	21,715
Textiles, Apparel & Luxury Goods	8,607	—	—	8,607
Total Common Stocks	362,347	6,842	—	369,189
Preferred Stocks
Health Care Technology	—	—	5,492	5,492
Software	—	—	4,070	4,070
Total Preferred Stocks	—	—	9,562	9,562
Investment Company	5,262	—	—	5,262
Warrants	67	—	—	67
Call Options Purchased	—	456	—	456
Short-Term Investments
Investment Company	19,061	—	—	19,061
Repurchase Agreements	—	2,526	—	2,526
Total Short-Term Investments	19,061	2,526	—	21,587
Total Assets	$386,737	$9,824	$9,562	$406,123

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$11,920
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(2,358)
Realized gains (losses)	-
Ending Balance	$9,562

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$(2,358)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$9,562	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%-14.0%/13.4%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.5x-9.7x/4.1x	Increase
			Discount for Lack of Marketability	15.0%-18.0%/16.7%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.8x-15.2x/5.3x	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$315,859	$—	$315,859
Banks	—	231,562	—	231,562
Beverages	—	230,556	—	230,556
Biotechnology	—	27,211	—	27,211
Broadline Retail	171,809	—	—	171,809
Capital Markets	132,263	—	—	132,263
Chemicals	—	67,917	—	67,917
Consumer Staples Distribution & Retail	—	39,862	—	39,862
Electronic Equipment, Instruments & Components	—	173,940	—	173,940
Financial Services	—	92,452	—	92,452
Food Products	—	124,146	—	124,146
Ground Transportation	46,222	—	—	46,222
Health Care Equipment & Supplies	—	118,634	—	118,634
Hotels, Restaurants & Leisure	—	87,258	—	87,258
Information Technology Services	68,991	21,562	—	90,553
Insurance	—	91,256	—	91,256
Interactive Media & Services	—	74,948	—	74,948
Machinery	—	28,252	—	28,252
Marine Transportation	—	66,348	—	66,348
Multi-Utilities	118,447	—	—	118,447
Semiconductors & Semiconductor Equipment	163,469	189,800	—	353,269
Textiles, Apparel & Luxury Goods	83,504	680,722	—	764,226
Total Common Stocks	784,705	2,662,285	—	3,446,990
Short-Term Investments
Investment Company	76,164	—	—	76,164
Repurchase Agreements	—	85	—	85
Total Short-Term Investments	76,164	85	—	76,249
Total Assets	$860,869	$2,662,370	$—	$3,523,239

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$82,751	$—	$82,751
Air Freight & Logistics	—	33,044	—	33,044
Automobile Components	—	9,579	—	9,579
Banks	—	53,687	—	53,687
Beverages	—	114,535	—	114,535
Capital Markets	—	70,024	—	70,024
Electrical Equipment	—	26,054	—	26,054
Electronic Equipment, Instruments & Components	—	27,683	—	27,683
Financial Services	—	22,073	—	22,073
Food Products	—	31,481	—	31,481
Health Care Equipment & Supplies	—	32,980	—	32,980
Hotels, Restaurants & Leisure	—	15,402	—	15,402
Household Products	—	38,435	—	38,435
Insurance	—	116,404	—	116,404
Life Sciences Tools & Services	—	20,341	—	20,341
Machinery	—	85,029	—	85,029
Metals & Mining	34,457	—	—	34,457
Oil, Gas & Consumable Fuels	9,206	38,648	—	47,854
Personal Care Products	—	41,165	—	41,165
Pharmaceuticals	—	94,056	—	94,056
Professional Services	—	61,405	—	61,405
Semiconductors & Semiconductor Equipment	34,406	43,557	—	77,963
Software	41,269	48,825	—	90,094
Tech Hardware, Storage & Peripherals	—	38,931	—	38,931
Textiles, Apparel & Luxury Goods	—	77,188	—	77,188
Tobacco	—	36,428	—	36,428
Total Common Stocks	119,338	1,259,705	—	1,379,043
Short-Term Investment
Investment Company	19,917	—	—	19,917
Total Assets	$139,255	$1,259,705	$—	$1,398,960

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$103,257	$—	$103,257
Banks	81,445	115,626	—	197,071
Beverages	—	8,392	—	8,392
Biotechnology	—	12,812	—	12,812
Broadline Retail	162,431	—	—	162,431
Consumer Staples Distribution & Retail	—	28,078	—	28,078
Electronic Equipment, Instruments & Components	—	47,050	—	47,050
Entertainment	65,236	—	—	65,236
Financial Services	—	33,709	—	33,709
Food Products	—	12,750	—	12,750
Ground Transportation	27,265	—	—	27,265
Hotels, Restaurants & Leisure	45,258	102,565	—	147,823
Information Technology Services	79,179	9,023	—	88,202
Interactive Media & Services	—	64,354	—	64,354
Machinery	—	16,032	—	16,032
Semiconductors & Semiconductor Equipment	—	76,556	—	76,556
Textiles, Apparel & Luxury Goods	26,688	187,254	—	213,942
Total Common Stocks	487,502	817,458	—	1,304,960
Short-Term Investment
Investment Company	9,971	—	—	9,971
Total Assets	$497,473	$817,458	$—	$1,314,931

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Resilience
Assets:
Common Stocks
Beverages	$—	$185	$—	$185
Capital Markets	—	50	—	50
Electrical Equipment	—	51	—	51
Electronic Equipment, Instruments & Components	—	104	—	104
Financial Services	39	39	—	78
Health Care Equipment & Supplies	—	89	—	89
Hotels, Restaurants & Leisure	—	27	—	27
Household Products	36	60	—	96
Insurance	—	43	—	43
Life Sciences Tools & Services	82	44	—	126
Machinery	—	96	—	96
Personal Care Products	—	104	—	104
Pharmaceuticals	—	103	—	103
Professional Services	—	151	—	151
Semiconductors & Semiconductor Equipment	62	33	—	95
Software	70	101	—	171
Textiles, Apparel & Luxury Goods	—	131	—	131
Total Common Stocks	289	1,411	—	1,700
Short-Term Investment
Investment Company	27	—	—	27
Total Assets	$316	$1,411	$—	$1,727

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset Real Return
Assets:
Common Stocks
Aerospace & Defense	$2,298	$—	$—	$2,298
Banks	—	1,942	—	1,942
Metals & Mining	1,564	2,301	—	3,865
Total Common Stocks	3,862	4,243	—	8,105
U.S. Treasury Securities	—	17,963	—	17,963
Short-Term Investments
Investment Company	10,496	—	—	10,496
Repurchase Agreements	—	66	—	66
U.S. Treasury Securities	—	4,584	—	4,584
Total Short-Term Investments	10,496	4,650	—	15,146
Foreign Currency Forward Exchange Contracts	—	82	—	82
Futures Contract	—@	—	—	—@
Interest Rate Swap Agreements	—	356	—	356
Total Assets	14,358	27,294	—	41,652
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(14)	—	(14)
Futures Contracts	(422)	—	—	(422)
Interest Rate Swap Agreements	—	(187)	—	(187)
Total Liabilities	(422)	(201)	—	(623)
Total	$13,936	$27,093	$—	$41,029

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Next Gen Emerging Markets
Assets:
Common Stocks
Banks	$—	$4,643	$—	$4,643
Broadline Retail	1,816	—	—	1,816
Consumer Finance	—	1,498	—	1,498
Entertainment	—	2,696	—	2,696
Food Products	—	3,944	—	3,944
Health Care Providers & Services	—	1,381	—	1,381
Hotels, Restaurants & Leisure	—	361	—	361
Information Technology Services	2,781	4,257	—	7,038
Metals & Mining	—	2,605	—	2,605
Oil, Gas & Consumable Fuels	—	1,677	—	1,677
Paper & Forest Products	—	565	—	565
Personal Care Products	—	2,522	—	2,522
Software	1,241	2,583	—	3,824
Specialty Retail	—	1,781	—	1,781
Textiles, Apparel & Luxury Goods	—	2,501	—	2,501
Wireless Telecommunication Services	—	1,742	—	1,742
Total Common Stocks	5,838	34,756	—	40,594
Short-Term Investment
Investment Company	880	—	—	880
Total Assets	$6,718	$34,756	$—	$41,474

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$77	$—	$—	$77
Broadline Retail	229	—	—	229
Capital Markets	211	—	—	211
Chemicals	170	—	—	170
Commercial Services & Supplies	58	144	—	202
Construction Materials	10	—	—	10
Distributors	123	—	—	123
Diversified Consumer Services	93	—	—	93
Entertainment	31	—	—	31
Food Products	49	—	—	49
Ground Transportation	39	—	—	39
Health Care Equipment & Supplies	9	—	—	9
Health Care Technology	34	—	—	34
Hotels, Restaurants & Leisure	28	—	—	28
Household Durables	39	—	—	39
Information Technology Services	330	—	—	330
Insurance	77	—	—	77
Interactive Media & Services	208	—	—	208
Life Sciences Tools & Services	312	94	—	406
Metals & Mining	48	—	—	48
Oil, Gas & Consumable Fuels	19	—	—	19
Personal Care Products	9	—	—	9
Pharmaceuticals	223	—	—	223
Semiconductors & Semiconductor Equipment	190	—	—	190
Software	678	—	—	678
Specialized REITs	9	—	—	9
Specialty Retail	246	—	—	246
Trading Companies & Distributors	20	—	—	20
Total Common Stocks	3,569	238	—	3,807
Investment Company	50	—	—	50
Call Options Purchased	—	4	—	4
Short-Term Investment
Investment Company	59	—	—	59
Total Assets	$3,678	$242	$—	$3,920

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Sustainable Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$31	$—	$31
Automobiles	—	195	—	195
Banks	394	864	—	1,258
Broadline Retail	—	52	—	52
Chemicals	—	29	—	29
Consumer Finance	—	103	—	103
Consumer Staples Distribution & Retail	158	85	—	243
Containers & Packaging	—	95	—	95
Electrical Equipment	—	57	—	57
Electronic Equipment, Instruments & Components	—	205	—	205
Financial Services	—	168	—	168
Food Products	61	24	—	85
Health Care Providers & Services	—	169	—	169
Hotels, Restaurants & Leisure	29	—	—	29
Information Technology Services	89	86	—	175
Insurance	—	87	—	87
Leisure Products	—	33	—	33
Machinery	—	156	—	156
Metals & Mining	—	668	—	668
Oil, Gas & Consumable Fuels	—	182	—	182
Paper & Forest Products	—	122	—	122
Personal Care Products	—	37	—	37
Pharmaceuticals	—	15	—	15
Real Estate Management & Development	—	38	—	38
Semiconductors & Semiconductor Equipment	230	507	—	737
Specialty Retail	—	79	—	79
Tech Hardware, Storage & Peripherals	—	360	—	360
Textiles, Apparel & Luxury Goods	—	104	—	104
Total Common Stocks	961	4,551	—	5,512
Short-Term Investment
Investment Company	236	—	—	236
Total Assets	$1,197	$4,551	$—	$5,748

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$6,260	$—	$—	$6,260
Building Products	3,053	—	—	3,053
Capital Markets	9,474	—	—	9,474
Commercial Services & Supplies	7,739	—	—	7,739
Consumer Staples Distribution & Retail	11,698	—	—	11,698
Distributors	6,056	—	—	6,056
Electric Utilities	7,537	—	—	7,537
Financial Services	7,867	—	—	7,867
Health Care Equipment & Supplies	4,404	—	—	4,404
Hotels, Restaurants & Leisure	13,884	—	—	13,884
Household Durables	2,778	—	—	2,778
Industrial REITs	607	—	—	607
Insurance	16,469	—	—	16,469
Interactive Media & Services	14,588	—	—	14,588
Life Sciences Tools & Services	11,052	—	—	11,052
Metals & Mining	4,187	—	—	4,187
Oil, Gas & Consumable Fuels	16,816	—	—	16,816
Personal Care Products	3,533	—	—	3,533
Residential REITs	1,089	—	—	1,089
Semiconductors & Semiconductor Equipment	8,613	—	—	8,613
Software	18,772	—	—	18,772
Specialized REITs	1,101	—	—	1,101
Specialty Retail	17,345	—	—	17,345
Tech Hardware, Storage & Peripherals	20,518	—	—	20,518
Textiles, Apparel & Luxury Goods	4,269	—	—	4,269
Trading Companies & Distributors	9,486	—	—	9,486
Total Common Stocks	229,195	—	—	229,195
Short-Term Investment
Investment Company	3,142	—	—	3,142
Total Assets	$232,337	$—	$—	$232,337

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Focus Real Estate
Assets:
Common Stocks
Apartments	$300	$—	$—	$300
Data Centers	444	—	—	444
Free Standing	373	—	—	373
Health Care	336	—	—	336
Industrial	692	—	—	692
Infrastructure	589	—	—	589
Lodging/Resorts	89	—	—	89
Manufactured Homes	149	—	—	149
Regional Malls	174	—	—	174
Self Storage	407	—	—	407
Shopping Centers	241	—	—	241
Single Family Homes	126	—	—	126
Specialty	291	—	—	291
Total Common Stocks	4,211	—	—	4,211
Short-Term Investment
Investment Company	46	—	—	46
Total Assets	$4,257	$—	$—	$4,257

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$3,051	$—	$—	$3,051
Data Centers	3,436	—	—	3,436
Free Standing	2,728	—	—	2,728
Health Care	2,803	—	—	2,803
Industrial	5,613	—	—	5,613
Lodging/Resorts	780	—	—	780
Manufactured Homes	1,228	—	—	1,228
Office	381	—	—	381
Regional Malls	1,367	—	—	1,367
Self Storage	3,596	—	—	3,596
Shopping Centers	1,952	—	—	1,952
Single Family Homes	942	—	—	942
Specialty	2,706	—	—	2,706
Total Common Stocks	30,583	—	—	30,583
Short-Term Investment
Investment Company	385	—	—	385
Total Assets	$30,968	$—	$—	$30,968

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Vitality
Assets:
Common Stocks
Biotechnology	$542	$—	$—	$542
Health Care Equipment & Supplies	351	—	—	351
Health Care Providers & Services	189	—	—	189
Health Care Technology	143	—	—	143
Life Sciences Tools & Services	542	—	—	542
Pharmaceuticals	238	—	—	238
Specialty Retail	38	—	—	38
Total Common Stocks	2,043	—	—	2,043
Short-Term Investments
Investment Company	217	—	—	217
Repurchase Agreements	—	14	—	14
Total Short-Term Investments	217	14	—	231
Total Assets	$2,260	$14	$—	$2,274

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.